Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett

Alpha Strategy Fund

Durable Growth Fund

Focused Growth Fund

Focused Large Cap Value Fund

Focused Small Cap Value Fund

Fundamental Equity Fund

Global Equity Fund

Growth Leaders Fund

Health Care Fund

International Equity Fund

International Opportunities Fund

International Value Fund

Micro Cap Growth Fund

Value Opportunities Fund

For the period ended January 31, 2022

Schedule of Investments (unaudited)

ALPHA STRATEGY FUND January 31, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.92%

INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.92%
Lord Abbett Developing Growth Fund, Inc. - Class I*(c)	5,287,132	$149,572,957
Lord Abbett Securities Trust-Focused Small Cap Value Fund - Class I*(d)	2,923,640	85,984,251
Lord Abbett Securities Trust - International Opportunities Fund - Class I(d)	8,001,744	159,794,829
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(d)	3,621,409	67,865,209
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I(d)	8,443,414	166,335,251
Lord Abbett Securities Trust-Value Opportunities Fund-Class I(d)	7,871,956	163,343,101
Total Investments in Underlying Funds (cost $744,774,466)		792,895,598
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.09%

Repurchase Agreements 0.09%
Repurchase Agreement dated 1/31/2022, 0.00% due 2/1/2022 with Fixed Income Clearing Corp. collateralized by $621,200 of U.S. Treasury Inflation Indexed Note at 0.125% due 10/15/2024; value: $709,559; proceeds: $695,608 (cost $695,608)	$695,608	$695,608
Total Investments in Securities 100.01% (cost $745,470,074)		793,591,206
Other Assets and Liabilities – Net (0.01)%		(106,617)
Net Assets 100.00%		$793,484,589

*	Non-income producing security.
(a)	Affiliated issuer.
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$792,895,598	$–	$–	$792,895,598
Short-Term Investments
Repurchase Agreements	–	695,608	–	695,608
Total	$792,895,598	$695,608	$–	$793,591,206

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)

DURABLE GROWTH FUND January 31, 2022

Investments	Shares		Fair Value
LONG-TERM INVESTMENTS 99.52%

COMMON STOCKS 99.52%

Aerospace & Defense 2.16%
Airbus SE*(a)	EUR	9,363	$1,195,592
CAE, Inc. (Canada)*(b)		54,079	1,365,495
TransDigm Group, Inc.*		3,518	2,167,756
Total			4,728,843

Air Freight & Logistics 0.77%
GXO Logistics, Inc.*		20,820	1,690,792

Automobiles 3.75%
Tesla, Inc.*		8,772	8,216,908

Banks 1.02%
First Republic Bank		12,912	2,241,394

Beverages 2.06%
Brown-Forman Corp. Class B		14,061	948,133
Coca-Cola Co. (The)		58,314	3,557,737
Total			4,505,870

Biotechnology 1.87%
BioNTech SE ADR*		3,600	619,488
Genmab A/S ADR*		35,453	1,208,238
Natera, Inc.*		15,521	1,096,559
Seagen, Inc.*		8,690	1,168,892
Total			4,093,177

Capital Markets 0.80%
Moody’s Corp.		5,116	1,754,788

Chemicals 0.99%
Air Products & Chemicals, Inc.		7,647	2,157,372

Construction Materials 1.21%
Vulcan Materials Co.		13,965	2,657,679

Containers & Packaging 1.80%
Avery Dennison Corp.		9,266	1,903,421
Ball Corp.		20,968	2,035,993
Total			3,939,414
Investments	Shares	Fair Value
Entertainment 2.37%
Netflix, Inc.*	6,910	$2,951,537
Roku, Inc.*	6,296	1,032,859
Walt Disney Co. (The)*	8,444	1,207,239
Total		5,191,635

Equity Real Estate Investment Trusts 1.65%
SBA Communications Corp.	11,125	3,620,520

Food & Staples Retailing 1.60%
Sysco Corp.	23,805	1,860,361
Walmart, Inc.	11,664	1,630,744
Total		3,491,105

Health Care Equipment & Supplies 2.98%
Align Technology, Inc.*	5,031	2,490,144
DexCom, Inc.*	5,207	2,241,509
Intuitive Surgical, Inc.*	6,325	1,797,439
Total		6,529,092

Health Care Technology 0.50%
Veeva Systems, Inc. Class A*	4,595	1,086,901

Hotels, Restaurants & Leisure 2.12%
Airbnb, Inc. Class A*	6,348	977,402
Chipotle Mexican Grill, Inc.*	1,416	2,103,581
Hilton Worldwide Holdings, Inc.*	10,730	1,557,030
Total		4,638,013

Industrial Conglomerates 1.42%
Honeywell International, Inc.	7,930	1,621,526
Roper Technologies, Inc.	3,375	1,475,415
Total		3,096,941

Information Technology Services 5.45%
Fidelity National Information Services, Inc.	15,358	1,841,731
Genpact Ltd.	37,396	1,860,451
Mastercard, Inc. Class A	13,734	5,306,543
PayPal Holdings, Inc.*	9,524	1,637,557
Twilio, Inc. Class A*	6,240	1,286,189
Total		11,932,471

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

DURABLE GROWTH FUND January 31, 2022

Investments	Shares	Fair Value
Interactive Media & Services 12.20%
Alphabet, Inc. Class A*	6,034	$16,328,426
Match Group, Inc.*	15,206	1,713,716
Meta Platforms, Inc. Class A*	27,602	8,646,603
Total		26,688,745

Internet & Direct Marketing Retail 7.03%
Amazon.com, Inc.*	5,143	15,385,130

Life Sciences Tools & Services 2.98%
10X Genomics, Inc. Class A*	9,691	932,952
Danaher Corp.	6,939	1,983,097
Repligen Corp.*	8,424	1,670,816
West Pharmaceutical Services, Inc.	4,913	1,931,890
Total		6,518,755

Machinery 1.03%
Parker-Hannifin Corp.	2,070	641,721
Stanley Black & Decker, Inc.	9,250	1,615,512
Total		2,257,233

Personal Products 1.16%
Estee Lauder Cos., Inc. (The) Class A	8,163	2,545,142

Pharmaceuticals 3.00%
Eli Lilly & Co.	14,627	3,589,320
Zoetis, Inc.	14,860	2,968,879
Total		6,558,199

Road & Rail 2.30%
Norfolk Southern Corp.	7,289	1,982,535
Old Dominion Freight Line, Inc.	8,415	2,540,741
Uber Technologies, Inc.*	13,591	508,303
Total		5,031,579
Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 8.23%
Analog Devices, Inc.	15,051	$2,467,913
Lam Research Corp.	3,835	2,262,343
NVIDIA Corp.	35,415	8,671,717
NXP Semiconductors NV (Netherlands)(b)	8,634	1,773,769
QUALCOMM, Inc.	16,153	2,839,051
Total		18,014,793

Software 15.51%
Cadence Design Systems, Inc.*	17,610	2,679,185
Datadog, Inc. Class A*	3,324	485,670
Microsoft Corp.	73,469	22,847,390
RingCentral, Inc. Class A*	2,642	466,286
salesforce.com, Inc.*	16,251	3,780,470
ServiceNow, Inc.*	6,269	3,672,255
Total		33,931,256

Specialty Retail 4.00%
Burlington Stores, Inc.*	9,683	2,294,193
Five Below, Inc.*	7,038	1,154,232
Home Depot, Inc. (The)	14,426	5,294,054
Total		8,742,479

Technology Hardware, Storage & Peripherals 5.64%
Apple, Inc.	70,611	12,341,391

Textiles, Apparel & Luxury Goods 1.92%
NIKE, Inc. Class B	28,434	4,210,222
Total Common Stocks (cost $216,492,594)		217,797,839

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(concluded)

DURABLE GROWTH FUND January 31, 2022

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.06%

Repurchase Agreements 1.06%
Repurchase Agreement dated 1/31/2022, 0.00% due 2/1/2022 with Fixed Income Clearing Corp. collateralized by $2,345,500 of U.S. Treasury Note at 1.5% due 09/30/2024; value: $2,367,650; proceeds: $2,321,203 (cost $2,321,203)	$2,321,203	$2,321,203
Total Investments in Securities 100.58% (cost $218,813,797)		220,119,042
Other Assets and Liabilities – Net (0.58)%		(1,275,999)
Net Assets 100.00%		$218,843,043

ADR	American Depositary Receipt.
EUR	Euro.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Aerospace & Defense	$3,533,251	$1,195,592	$–	$4,728,843
Remaining Industries	213,068,996	–	–	213,068,996
Short-Term Investments
Repurchase Agreements	–	2,321,203	–	2,321,203
Total	$216,602,247	$3,516,795	$–	$220,119,042

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

FOCUSED GROWTH FUND January 31, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.78%

COMMON STOCKS 97.78%

Automobiles 6.79%
Tesla, Inc.*	3,334	$3,123,024

Banks 4.78%
Signature Bank	3,050	929,121
SVB Financial Group*	2,171	1,267,647
Total		2,196,768

Biotechnology 2.71%
Intellia Therapeutics, Inc.*	5,414	512,002
Vertex Pharmaceuticals, Inc.*	3,016	733,039
Total		1,245,041

Chemicals 2.02%
Albemarle Corp.	4,213	929,978

Communications Equipment 2.59%
Arista Networks, Inc.*	9,582	1,191,138

Electronic Equipment, Instruments & Components 1.95%
Trimble, Inc.*	12,426	896,660

Entertainment 1.98%
Live Nation Entertainment, Inc.*	8,332	912,437

Food & Staples Retailing 2.99%
Costco Wholesale Corp.	2,717	1,372,438

Health Care Equipment & Supplies 4.10%
Edwards Lifesciences Corp.*	7,876	860,059
Intuitive Surgical, Inc.*	3,602	1,023,617
Total		1,883,676

Health Care Providers & Services 2.68%
UnitedHealth Group, Inc.	2,603	1,230,100

Information Technology Services 5.24%
EPAM Systems, Inc.*	1,377	655,645
Mastercard, Inc. Class A	4,533	1,751,460
Total		2,407,105
Investments	Shares	Fair Value
Interactive Media & Services 10.17%
Alphabet, Inc. Class A*	1,727	$4,673,383

Internet & Direct Marketing Retail 3.04%
Amazon.com, Inc.*	467	1,397,017

Machinery 2.48%
Deere & Co.	3,025	1,138,610

Pharmaceuticals 1.42%
Pfizer, Inc.	12,433	655,095

Semiconductors & Semiconductor Equipment 12.94%
Advanced Micro Devices, Inc.*	11,823	1,350,778
Applied Materials, Inc.	7,503	1,036,764
NVIDIA Corp.	8,071	1,976,265
QUALCOMM, Inc.	9,030	1,587,113
Total		5,950,920

Software 19.23%
Atlassian Corp. plc Class A (Australia)*(a)	3,756	1,218,221
Intuit, Inc.	1,982	1,100,466
Microsoft Corp.	15,189	4,723,475
Qualtrics International, Inc. Class A*	23,809	696,890
Trade Desk, Inc. (The) Class A*	10,423	724,815
Unity Software, Inc.*	3,605	379,066
Total		8,842,933

Technology Hardware, Storage & Peripherals 9.35%
Apple, Inc.	24,603	4,300,112

Textiles, Apparel & Luxury Goods 1.32%
Crocs, Inc.*	5,903	605,766
Total Common Stocks (cost $42,783,653)		44,952,201

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(concluded)

FOCUSED GROWTH FUND January 31, 2022

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 2.84%

Repurchase Agreements 2.84%
Repurchase Agreement dated 1/31/2022, 0.00% due 2/1/2022 with Fixed Income Clearing Corp. collateralized by $1,321,600 of U.S. Treasury Note at 1.50% due 09/30/2024; value: $1,334,081; proceeds: $1,307,860 (cost $1,307,860)	$1,307,860	$1,307,860
Total Investments in Securities 100.62% (cost $44,091,513)		46,260,061
Other Assets and Liabilities – Net (0.62)%		(285,912)
Net Assets 100.00%		$45,974,149

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$44,952,201	$–	$–	$44,952,201
Short-Term Investments
Repurchase Agreements	–	1,307,860	–	1,307,860
Total	$44,952,201	$1,307,860	$–	$46,260,061

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

FOCUSED LARGE CAP VALUE FUND January 31, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.31%

COMMON STOCKS 99.31%

Aerospace & Defense 6.68%
Lockheed Martin Corp.	57,990	$22,565,649
Raytheon Technologies Corp.	319,280	28,795,863
Total		51,361,512

Automobiles 2.86%
General Motors Co.*	417,130	21,995,265

Banks 7.77%
First Citizens BancShares, Inc. Class A	36,140	28,155,951
Wells Fargo & Co.	587,330	31,598,354
Total		59,754,305

Biotechnology 3.67%
AbbVie, Inc.	206,350	28,247,251

Building Products 2.72%
Masco Corp.	330,460	20,928,032

Capital Markets 7.75%
Ameriprise Financial, Inc.	103,060	31,362,189
KKR & Co., Inc.	397,070	28,255,501
Total		59,617,690

Chemicals 2.48%
Valvoline, Inc.	579,230	19,079,836

Communications Equipment 2.40%
Cisco Systems, Inc.	331,250	18,440,687

Construction Materials 2.32%
Eagle Materials, Inc.	122,430	17,856,416

Electric: Utilities 3.20%
NRG Energy, Inc.	615,720	24,585,700

Energy Equipment & Services 2.02%
Schlumberger NV	398,540	15,570,958
Investments	Shares	Fair Value
Food & Staples Retailing 2.96%
BJ’s Wholesale Club Holdings, Inc.*	370,570	$22,778,938

Health Care Providers & Services 6.24%
Centene Corp.*	257,880	20,052,749
CVS Health Corp.	262,320	27,939,703
Total		47,992,452

Hotels, Restaurants & Leisure 2.84%
Caesars Entertainment, Inc.*	287,120	21,861,317

Household Products 2.26%
Spectrum Brands Holdings, Inc.	194,950	17,424,631

Information Technology Services 3.05%
Euronet Worldwide, Inc.*	174,970	23,426,733

Insurance 6.55%
Fidelity National Financial, Inc.	532,610	26,816,913
Hartford Financial Services Group, Inc. (The)	327,710	23,552,518
Total		50,369,431

Interactive Media & Services 3.59%
Alphabet, Inc. Class A*	10,200	27,601,914

Machinery 2.82%
Parker-Hannifin Corp.	69,890	21,666,599

Media 5.36%
Comcast Corp. Class A	430,790	21,535,192
Nexstar Media Group, Inc. Class A	118,910	19,665,336
Total		41,200,528

Oil, Gas & Consumable Fuels 6.50%
Marathon Petroleum Corp.	195,520	14,028,560
Pioneer Natural Resources Co.	100,440	21,985,312
Shell PLC	271,920	13,976,688
Total		49,990,560

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(concluded)

FOCUSED LARGE CAP VALUE FUND January 31, 2022

Investments	Shares	Fair Value
Pharmaceuticals 6.07%
Organon & Co.	738,160	$23,554,686
Pfizer, Inc.	439,270	23,145,136
Total		46,699,822

Semiconductors & Semiconductor Equipment 2.40%
Micron Technology, Inc.	224,460	18,466,324

Specialty Retail 2.36%
Lowe’s Cos., Inc.	76,360	18,124,046

Trading Companies & Distributors 2.44%
AerCap Holdings NV (Ireland)*(a)	297,640	18,751,320
Total Common Stocks (cost $671,055,552)		763,792,267
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.95%

Repurchase Agreements
Repurchase Agreement dated 1/31/2022, 0.00% due 2/1/2022 with Fixed Income Clearing Corp. collateralized by $7,370,000 of U.S. Treasury Note at 1.5% due 9/30/2024; value: $7,439,600; proceeds: $7,293,668 (cost $7,293,668)	$7,293,668	$7,293,668
Total Investments in Securities 100.26% (cost $678,349,220)		771,085,935
Other Assets and Liabilities – Net (0.26)%		(1,977,135)
Net Assets 100.00%		$769,108,800

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$763,792,267	$–	$–	$763,792,267
Short-Term Investments
Repurchase Agreements	–	7,293,668	–	7,293,668
Total	$763,792,267	$7,293,668	$–	$771,085,935

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

FOCUSED SMALL CAP VALUE FUND January 31, 2022

Investments	Shares		Fair Value
LONG-TERM INVESTMENTS 97.71%

COMMON STOCKS 97.71%

Airlines 1.61%
Hawaiian Holdings, Inc.*		193,859	$3,314,989

Auto Components 1.96%
American Axle & Manufacturing Holdings, Inc.*		494,659	4,026,524

Banks 13.03%
Bancorp, Inc. (The)*		187,987	5,605,772
Customers Bancorp, Inc.*		113,092	6,593,264
First BanCorp		392,855	5,716,040
Metropolitan Bank Holding Corp.*		57,927	5,792,700
Western Alliance Bancorp		30,873	3,062,293
Total			26,770,069

Building Products 2.57%
Masonite International Corp.*		53,144	5,274,011

Capital Markets 9.06%
Bridge Investment Group Holdings, Inc. Class A		204,578	4,398,427
CI Financial Corp.(a)	CAD	220,700	4,095,750
Evercore, Inc. Class A		33,520	4,183,967
Victory Capital Holdings, Inc. Class A		181,669	5,935,126
Total			18,613,270

Commercial Services & Supplies 2.21%
SP Plus Corp.*		160,918	4,534,669

Construction Materials 3.22%
Eagle Materials, Inc.		45,341	6,612,985

Consumer Finance 1.17%
Atlanticus Holdings Corp.*		37,320	2,400,049

Containers & Packaging 2.00%
Pactiv Evergreen, Inc.		375,500	4,111,725
Investments	Shares	Fair Value
Electrical Equipment 2.45%
GrafTech International Ltd.	480,236	$5,032,873

Energy Equipment & Services 3.07%
Valaris Ltd.*	152,151	6,312,745

Entertainment 2.32%
Marcus Corp. (The)*(b)	282,969	4,768,028

Equity Real Estate Investment Trusts 4.54%
Outfront Media, Inc.	151,967	3,774,860
Sunstone Hotel Investors, Inc.*	489,872	5,540,453
Total		9,315,313

Health Care Providers & Services 2.47%
Tenet Healthcare Corp.*	68,382	5,068,474

Household Products 2.02%
Spectrum Brands Holdings, Inc.	46,362	4,143,836

Information Technology Services 4.54%
Alliance Data Systems Corp.	46,157	3,186,679
International Money Express, Inc.*	383,077	6,133,063
Total		9,319,742

Insurance 5.84%
American Equity Investment Life Holding Co.	152,473	6,272,739
Stewart Information Services Corp.	80,225	5,730,472
Total		12,003,211

Interactive Media & Services 2.67%
Cars.com, Inc.*	351,457	5,475,700

Machinery 2.42%
Columbus McKinnon Corp.	114,666	4,962,744

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

FOCUSED SMALL CAP VALUE FUND January 31, 2022

Investments	Shares		Fair Value
Oil, Gas & Consumable Fuels 6.72%
Chesapeake Energy Corp.		89,579	$6,106,600
MEG Energy Corp.*(a)	CAD	646,300	7,697,740
Total			13,804,340

Pharmaceuticals 3.22%
Organon & Co.		207,317	6,615,485

Professional Services 3.12%
TrueBlue, Inc.*		240,800	6,405,280

Real Estate Management & Development 1.56%
Realogy Holdings Corp.*		193,975	3,200,588

Semiconductors & Semiconductor Equipment 3.31%
Silicon Motion Technology Corp.	ADR	86,102	6,802,058

Specialty Retail 4.35%
JOANN, Inc.(b)		376,530	4,025,105
Sally Beauty Holdings, Inc.*		285,869	4,908,371
Total			8,933,476

Technology Hardware, Storage & Peripherals 1.68%
Diebold Nixdorf, Inc.*		368,384	3,440,707

Thrifts & Mortgage Finance 2.57%
Axos Financial, Inc.*		102,316	5,269,274

Tobacco 2.01%
Turning Point Brands, Inc.		117,471	4,138,503
Total Common Stocks (cost $178,924,944)			200,670,668
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 3.27%

Repurchase Agreements 1.50%
Repurchase Agreement dated 1/31/2022, 0.00% due 2/1/2022 with Fixed Income Clearing Corp. collateralized by $2,507, 000 of U.S. Treasury Inflation Indexed Note at 0.375% due 07/15/2025; value: $3,142,955; proceeds: $3,081,304 (cost $3,081,304)	$3,081,304	$3,081,304

	Shares

Money Market Funds 1.59%
Fidelity Government Portfolio(c) (cost $3,263,727)	3,263,727	3,263,727

Time Deposits 0.18%
CitiBank N.A.(c) (cost $362,637)	362,637	362,637
Total Short-Term Investments (cost $6,707,668)		6,707,668
Total Investments in Securities 100.98% (cost $185,632,612)		207,378,336
Other Assets and Liabilities – Net (0.98)%		(2,003,804)
Net Assets 100.00%		$205,374,532

ADR	American Depositary Receipt.
CAD	Canadian Dollar.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FOCUSED SMALL CAP VALUE FUND January 31, 2022

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$200,670,668	$–	$–	$200,670,668
Short-Term Investments
Repurchase Agreements	–	3,081,304	–	3,081,304
Money Market Funds	3,263,727	–	–	3,263,727
Time Deposits	–	362,637	–	362,637
Total	$203,934,395	$3,443,941	$–	$207,378,336

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)

FUNDAMENTAL EQUITY FUND January 31, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.53%

COMMON STOCKS 99.53%

Aerospace & Defense 4.12%
Lockheed Martin Corp.	97,920	$38,103,609
Raytheon Technologies Corp.	470,810	42,462,354
Total		80,565,963

Automobiles 1.95%
General Motors Co.*	725,450	38,252,979

Banks 7.24%
East West Bancorp, Inc.	417,160	36,017,594
First Citizens BancShares, Inc. Class A	41,605	32,413,623
Wells Fargo & Co.	814,310	43,809,878
Western Alliance Bancorp	296,440	29,403,884
Total		141,644,979

Beverages 1.25%
PepsiCo, Inc.	140,580	24,393,442

Biotechnology 1.70%
AbbVie, Inc.	243,750	33,366,938

Building Products 3.05%
Carlisle Cos., Inc.	135,950	30,376,668
Masco Corp.	461,690	29,238,828
Total		59,615,496

Capital Markets 5.63%
Ameriprise Financial, Inc.	127,490	38,796,482
Blackstone Group, Inc. (The)	253,210	33,416,124
Morgan Stanley	371,100	38,052,594
Total		110,265,200

Chemicals 2.80%
PPG Industries, Inc.	155,230	24,246,926
Valvoline, Inc.	929,670	30,623,330
Total		54,870,256
Investments	Shares	Fair Value
Communications Equipment 1.66%
Cisco Systems, Inc.	582,850	$32,447,260

Construction & Engineering 1.23%
EMCOR Group, Inc.	201,190	23,983,860

Consumer Finance 1.75%
American Express Co.	190,100	34,183,782

Containers & Packaging 0.96%
Avery Dennison Corp.	91,290	18,752,792

Diversified Financial Services 1.62%
Equitable Holdings, Inc.	942,530	31,706,709

Electric: Utilities 2.41%
NextEra Energy, Inc.	289,210	22,593,085
NRG Energy, Inc.	617,720	24,665,560
Total		47,258,645

Electronic Equipment, Instruments & Components 1.03%
Teledyne Technologies, Inc.*	47,930	20,199,140

Equity Real Estate Investment Trusts 3.18%
Alexandria Real Estate Equities, Inc.	95,880	18,681,259
Life Storage, Inc.	138,840	18,736,458
Prologis, Inc.	158,760	24,896,743
Total		62,314,460

Food & Staples Retailing 2.03%
BJ’s Wholesale Club Holdings, Inc.*	645,170	39,658,600

Health Care Equipment & Supplies 1.22%
Medtronic plc (Ireland)(a)	230,770	23,882,387

Health Care Providers & Services 4.89%
McKesson Corp.	77,800	19,972,816
UnitedHealth Group, Inc.	160,490	75,842,759
Total		95,815,575

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY FUND January 31, 2022

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 2.40%
Caesars Entertainment, Inc.*	368,160	$28,031,702
Hilton Worldwide Holdings, Inc.*	130,180	18,890,420
Total		46,922,122

Household Products 3.04%
Procter & Gamble Co. (The)	371,090	59,541,390

Insurance 6.06%
American International Group, Inc.	509,780	29,439,795
Arch Capital Group Ltd.*	615,780	28,522,930
Arthur J Gallagher & Co.	191,340	30,220,239
Fidelity National Financial, Inc.	603,900	30,406,365
Total		118,589,329

Interactive Media & Services 3.11%
Alphabet, Inc. Class A*	22,510	60,913,636

Life Sciences Tools & Services 1.44%
Thermo Fisher Scientific, Inc.	48,610	28,256,993

Machinery 1.21%
Parker-Hannifin Corp.	76,430	23,694,064

Media 2.28%
Comcast Corp. Class A	892,800	44,631,072

Metals & Mining 0.89%
Reliance Steel & Aluminum Co.	114,100	17,443,608

Multi-Line Retail 1.23%
Target Corp.	109,640	24,167,945
Investments	Shares		Fair Value
Oil, Gas & Consumable Fuels 7.46%
Chesapeake Energy Corp.		461,790	$31,480,224
Marathon Petroleum Corp.		375,600	26,949,300
Pioneer Natural Resources Co.		204,620	44,789,272
Shell PLC ADR		831,560	42,742,184
Total			145,960,980

Pharmaceuticals 5.48%
Eli Lilly & Co.		82,470	20,237,313
Organon & Co.		1,187,010	37,877,489
Pfizer, Inc.		934,230	49,224,579
Total			107,339,381

Road & Rail 1.43%
Norfolk Southern Corp.		103,140	28,053,049

Semiconductors & Semiconductor Equipment 4.92%
KLA Corp.		53,420	20,794,803
Micron Technology, Inc.		318,220	26,179,960
Taiwan Semiconductor Manufacturing Co. Ltd.	ADR	163,680	20,072,078
Texas Instruments, Inc.		162,960	29,249,691
Total			96,296,532

Software 1.94%
Microsoft Corp.		121,830	37,886,693

Specialty Retail 1.81%
Lowe’s Cos., Inc.		148,930	35,348,536

Technology Hardware, Storage & Peripherals 3.35%
Apple, Inc.		198,190	34,639,648
NetApp, Inc.		357,220	30,903,102
Total			65,542,750

Trading Companies & Distributors 1.76%
AerCap Holdings NV (Ireland)*(a)		547,410	34,486,830

Total Common Stocks (cost $1,468,022,234)			1,948,253,373

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(concluded)

FUNDAMENTAL EQUITY FUND January 31, 2022

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.55%

Repurchase Agreements 0.55%
Repurchase Agreement dated 1/31/2022, 0.00% due 2/1/2022 with Fixed Income Clearing Corp. collateralized by $9,634,500 of U.S. Treasury Inflation Indexed Note at 0.125% due 04/15/2025; value: $10,937,401; proceeds: $10,722,934 (cost $10,722,934)	$10,722,934	$10,722,934
Total Investments in Securities 100.08% (cost $1,478,745,168)		1,958,976,307
Other Assets and Liabilities – Net (0.08)%		(1,540,500)
Net Assets 100.00%		$1,957,435,807

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$1,948,253,373	$–	$–	$1,948,253,373
Short-Term Investments
Repurchase Agreements	–	10,722,934	–	10,722,934
Total	$1,948,253,373	$10,722,934	$–	$1,958,976,307

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

GLOBAL EQUITY FUND January 31, 2022

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 97.16%

COMMON STOCKS 97.16%

Argentina 0.09%

Internet & Direct Marketing Retail
MercadoLibre, Inc.*	9	$10,188

Australia 0.66%

Equity Real Estate Investment Trusts
Charter Hall Group	5,930	71,029

Austria 1.23%

Banks
BAWAG Group AG†*	2,216	132,994

Canada 3.28%

Aerospace & Defense 0.31%
CAE, Inc.	1,344	33,940

Banks 2.02%
Royal Bank of Canada	1,913	218,110

Food & Staples Retailing 0.95%
Alimentation Couche-Tard, Inc.	2,553	102,972
Total Canada		355,022

China 2.05%

Construction Materials 0.79%
China Resources Cement Holdings Ltd.	99,917	86,101

Interactive Media & Services 0.85%
Tencent Holdings Ltd.	1,461	91,550

Internet & Direct Marketing Retail 0.41%
Alibaba Group Holding Ltd.*	2,707	42,428
JD.com, Inc. Class A*	61	2,312
		44,740
Total China		222,391
Investments	Shares	U.S. $ Fair Value
Denmark 0.84%

Biotechnology
Genmab A/S*	267	$90,921

France 6.65%

Beverages 1.09%
Pernod Ricard SA	552	118,072

Insurance 1.71%
AXA SA	5,861	185,624

Life Sciences Tools & Services 0.74%
Sartorius Stedim Biotech	183	80,247

Media 0.48%
Criteo SA ADR*	1,527	51,613

Software 0.66%
Esker SA	266	71,933

Textiles, Apparel & Luxury Goods 1.97%
LVMH Moet Hennessy Louis Vuitton SE	259	212,737
Total France		720,226

Germany 0.68%

Semiconductors & Semiconductor Equipment
Infineon Technologies AG	1,767	73,379

Hong Kong 0.20%

Real Estate Management & Development
Kerry Properties Ltd.	7,499	21,184

India 2.20%

Banks 0.89%
ICICI Bank Ltd. ADR	4,402	95,656

Information Technology Services 1.31%
Infosys Ltd. ADR	6,030	142,127
Total India		237,783

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND January 31, 2022

Investments	Shares	U.S. $ Fair Value
Japan 6.13%

Auto Components 0.51%
Denso Corp.	736	$54,930

Electrical Equipment 1.04%
Fuji Electric Co. Ltd.	2,110	112,772

Electronic Equipment, Instruments & Components 1.27%
Keyence Corp.	269	137,976

Household Durables 1.35%
Sony Group Corp.	1,307	146,212

Machinery 1.96%
Ebara Corp.	1,779	87,192
Fujitec Co. Ltd.	5,244	124,726
		211,918
Total Japan		663,808

Mexico 0.73%

Banks
Grupo Financiero Banorte SAB de CV Class O	12,525	79,383

Netherlands 5.37%

Information Technology Services 0.60%
Adyen NV†*	32	65,117

Insurance 1.52%
NN Group NV	2,936	164,305

Oil, Gas & Consumable Fuels 1.96%
Shell plc	8,258	212,137

Semiconductors & Semiconductor Equipment 1.29%
ASML Holding NV	206	139,523
Total Netherlands		581,082
Investments	Shares	U.S. $ Fair Value
South Africa 1.12%

Metals & Mining
Anglo American plc	2,764	$121,852

South Korea 1.49%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	2,602	161,842

Spain 1.23%

Electric: Utilities
Iberdrola SA	11,452	131,298
Iberdrola SA	191	2,178
		133,476

Sweden 0.59%

Electronic Equipment, Instruments & Components
Hexagon AB B Shares	4,724	63,718

Switzerland 2.89%

Capital Markets 2.03%
UBS Group AG	11,877	220,313

Life Sciences Tools & Services 0.86%
Lonza Group AG	135	93,075
Total Switzerland		313,388

Taiwan 1.81%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co. Ltd.	8,472	195,889

United Kingdom 2.24%

Equity Real Estate Investment Trusts 0.67%
UNITE Group plc (The)	5,174	72,391

Multi-Line Retail 1.04%
Next plc	1,104	112,482

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND January 31, 2022

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Pharmaceuticals 0.53%
AstraZeneca plc	492	$57,233
Total United Kingdom		242,106

United States 55.68%
Aerospace & Defense 0.52%
TransDigm Group, Inc.*	91	56,073

Automobiles 0.47%
General Motors Co.*	965	50,885

Banks 1.33%
Western Alliance Bancorp	1,450	143,826

Beverages 0.90%
Coca-Cola Co. (The)	1,601	97,677

Biotechnology 0.93%
Vertex Pharmaceuticals, Inc.*	413	100,380

Building Products 1.09%
Carlisle Cos., Inc.	526	117,529

Capital Markets 4.76%
Ameriprise Financial, Inc.	526	160,067
Cboe Global Markets, Inc.	1,035	122,679
KKR & Co., Inc.	1,524	108,448
Morgan Stanley	1,208	123,868
		515,062
Chemicals 1.66%
Valvoline, Inc.	5,460	179,852

Consumer Finance 0.69%
American Express Co.	418	75,165

Containers & Packaging 0.39%
Avery Dennison Corp.	204	41,906

Diversified Financial Services 0.54%
Equitable Holdings, Inc.	1,743	58,635

Electrical Equipment 1.03%
AMETEK, Inc.	819	112,015
Investments	Shares	U.S. $ Fair Value
United States (continued)

Entertainment 0.59%
Live Nation Entertainment, Inc.*	579	$63,406

Equity Real Estate Investment Trusts 1.50%
Alexandria Real Estate Equities, Inc.	410	79,884
Prologis, Inc.	528	82,801
		162,685

Food & Staples Retailing 2.15%
BJ’s Wholesale Club Holdings, Inc.*	1,565	96,201
Walmart, Inc.	974	136,175
		232,376

Health Care Equipment & Supplies 1.20%
Align Technology, Inc.*	106	52,466
DexCom, Inc.*	98	42,187
Intuitive Surgical, Inc.*	123	34,954
		129,607

Health Care Providers & Services 2.58%
UnitedHealth Group, Inc.	591	279,289

Hotels, Restaurants & Leisure 0.26%
Airbnb, Inc. Class A*	184	28,331

Interactive Media & Services 6.18%
Alphabet, Inc. Class A*	181	489,798
Meta Platforms, Inc. Class A*	572	179,185
		668,983

Internet & Direct Marketing Retail 2.57%
Amazon.com, Inc.*	93	278,207

Life Sciences Tools & Services 0.54%
Thermo Fisher Scientific, Inc.	101	58,711

Machinery 1.61%
Crane Co.	1,119	115,828
Fortive Corp.	828	58,407
		174,235

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND January 31, 2022

Investments	Shares	U.S. $ Fair Value
United States (continued)

Oil, Gas & Consumable Fuels 2.53%
Marathon Petroleum Corp.	2,067	$148,307
Pioneer Natural Resources Co.	572	125,205
		273,512

Personal Products 1.38%
Estee Lauder Cos., Inc. (The) Class A	479	149,347

Pharmaceuticals 1.21%
Eli Lilly & Co.	534	131,038

Road & Rail 1.46%
Norfolk Southern Corp.	583	158,570

Semiconductors & Semiconductor Equipment 3.25%
Applied Materials, Inc.	648	89,540
NVIDIA Corp.	1,073	262,735
		352,275

Software 6.61%
Cadence Design Systems, Inc.*	290	44,121
Microsoft Corp.	1,945	604,856
salesforce.com, Inc.*	289	67,230
		716,207

Specialty Retail 1.06%
Burlington Stores, Inc.*	50	11,846
Lowe’s Cos., Inc.	434	103,010
		114,856

Technology Hardware, Storage & Peripherals 3.67%
Apple, Inc.	2,271	396,925

Textiles, Apparel & Luxury Goods 1.02%
NIKE, Inc. Class B	747	110,608
Total United States		6,028,173
Total Common Stocks (cost $9,371,271)		10,519,834
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 2.82%

Repurchase Agreements 2.82%
Repurchase Agreement dated 1/31/2022, 0.00% due 2/1/2022 with Fixed Income Clearing Corp. collateralized by $309,000 of U.S. Treasury Note at 1.5% due 09/30/2024; value: $311,918; proceeds: $305,745 (cost $305,745)	$305,745	$305,745
Total Investments in Securities 99.98% (cost $9,677,016)		10,825,579
Other Assets and Liabilities – Net 0.02%		1,771
Net Assets 100.00%		$10,827,350

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2022, the total value of Rule 144A securities was $198,111, which represents 1.83% of net assets.

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

GLOBAL EQUITY FUND January 31, 2022

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$71,029	$–	$71,029
Austria	–	132,994	–	132,994
China	–	222,391	–	222,391
Denmark	–	90,921	–	90,921
France	51,613	668,613	–	720,226
Germany	–	73,379	–	73,379
Hong Kong	–	21,184	–	21,184
Japan	–	663,808	–	663,808
Netherlands	212,137	368,945	–	581,082
South Africa	–	121,852	–	121,852
South Korea	–	161,842	–	161,842
Spain	2,178	131,298	–	133,476
Sweden	–	63,718	–	63,718
Switzerland	–	313,388	–	313,388
Taiwan	–	195,889	–	195,889
United Kingdom	–	242,106	–	242,106
Remaining Countries	6,710,549	–	–	6,710,549
Short-Term Investments
Repurchase Agreements	–	305,745	–	305,745
Total	$6,976,477	$3,849,102	$–	$10,825,579

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)

GROWTH LEADERS FUND January 31, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.19%

COMMON STOCKS 98.19%

Automobiles 5.57%
Tesla, Inc.*	483,838	$453,220,731

Banks 2.49%
Signature Bank	261,150	79,554,124
SVB Financial Group*	210,864	123,123,490
Total		202,677,614

Biotechnology 2.10%
Intellia Therapeutics, Inc.*	719,567	68,049,451
Vertex Pharmaceuticals, Inc.*	424,804	103,248,612
Total		171,298,063

Capital Markets 3.11%
Blackstone Group, Inc. (The)	558,180	73,663,014
Charles Schwab Corp. (The)	1,047,654	91,879,256
MSCI, Inc.	164,090	87,971,931
Total		253,514,201

Chemicals 1.58%
Albemarle Corp.	582,779	128,642,636

Communications Equipment 1.89%
Arista Networks, Inc.*	1,235,176	153,544,729

Consumer Finance 1.49%
American Express Co.	675,821	121,526,132

Electronic Equipment, Instruments & Components 2.45%
Amphenol Corp. Class A	1,455,168	115,816,821
Trimble, Inc.*	1,161,480	83,812,397
Total		199,629,218
Investments	Shares	Fair Value
Entertainment 1.03%
Live Nation Entertainment, Inc.*	766,147	$83,900,758

Food & Staples Retailing 2.07%
Costco Wholesale Corp.	334,073	168,750,295

Health Care Equipment & Supplies 3.30%
DexCom, Inc.*	98,616	42,452,216
Edwards Lifesciences Corp.*	1,031,713	112,663,060
Intuitive Surgical, Inc.*	398,642	113,286,083
Total		268,401,359

Health Care Providers & Services 1.39%
UnitedHealth Group, Inc.	239,985	113,409,711

Hotels, Restaurants & Leisure 0.52%
Airbnb, Inc. Class A*	274,044	42,194,555

Information Technology Services 6.06%
Accenture plc Class A (Ireland)(a)	349,667	123,635,258
EPAM Systems, Inc.*	214,496	102,130,125
Mastercard, Inc.Class A	502,128	194,012,217
MongoDB, Inc.*	182,032	73,742,984
Total		493,520,584

Interactive Media & Services 8.99%
Alphabet, Inc. Class A*	270,591	732,238,187

Internet & Direct Marketing Retail 2.81%
Amazon.com, Inc.*	76,609	229,173,525

Life Sciences Tools & Services 3.22%

Agilent Technologies, Inc.	642,427	89,502,930
Danaher Corp.	298,720	85,371,189
Thermo Fisher Scientific, Inc.	150,014	87,203,138
Total		262,077,257

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GROWTH LEADERS FUND January 31, 2022

Investments	Shares	Fair Value
Machinery 1.56%
Deere & Co.	336,550	$126,677,420

Personal Products 0.97%
Estee Lauder Cos., Inc. (The) Class A	253,448	79,022,552

Pharmaceuticals 2.67%
Pfizer, Inc.	1,855,592	97,771,142
Zoetis, Inc.	598,802	119,634,652
Total		217,405,794

Semiconductors & Semiconductor Equipment 13.78%
Advanced Micro Devices, Inc.*	1,420,548	162,297,609
Analog Devices, Inc.	533,779	87,523,743
Applied Materials, Inc.	1,025,545	141,709,808
KLA Corp.	180,219	70,153,850
Monolithic Power Systems, Inc.	324,044	130,567,049
NVIDIA Corp.	1,440,232	352,655,207
QUALCOMM, Inc.	1,006,751	176,946,556
Total		1,121,853,822

Software 17.45%
Atlassian Corp. plc Class A (Australia)*(a)	416,656	135,138,207
Datadog, Inc. Class A*	529,767	77,404,256
HubSpot, Inc.*	152,363	74,475,035
Intuit, Inc.	296,498	164,624,585
Microsoft Corp.	2,570,458	799,361,029
Qualtrics International, Inc. Class A*	2,416,319	70,725,657
Trade Desk, Inc. (The) Class A*	863,660	60,058,916
Unity Software, Inc.*	374,720	39,401,808
Total		1,421,189,493

Specialty Retail 1.54%
Home Depot, Inc. (The)	342,434	125,666,429
Investments	Shares	Fair Value
Technology Hardware, Storage & Peripherals 8.36%
Apple, Inc.	3,894,644	$680,705,878

Textiles, Apparel & Luxury Goods 1.79%
Crocs, Inc.*	767,209	78,730,988
NIKE, Inc. Class B	454,289	67,266,572
Total		145,997,560
Total Common Stocks (cost $7,108,864,695)		7,996,238,503

	Principal Amount

SHORT-TERM INVESTMENTS 0.79%

Repurchase Agreements 0.79%
Repurchase Agreement dated 1/31/2022, 0.00% due 2/1/2022 with Fixed Income Clearing Corp. collateralized by $58,314,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 04/15/2025; value: $66,199,968; proceeds: $64,901,826 (cost $64,901,826)	$64,901,826	$64,901,826
Total Investments in Securities 98.98% (cost $7,173,766,521)		8,061,140,329
Other Assets and Liabilities – Net 1.02%		82,682,307
Net Assets 100.00%		$8,143,822,636

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(concluded)

GROWTH LEADERS FUND January 31, 2022

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$7,996,238,503	$–	$–	$7,996,238,503
Short-Term Investments
Repurchase Agreements	–	64,901,826	–	64,901,826
Total	$7,996,238,503	$64,901,826	$–	$8,061,140,329

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

HEALTH CARE FUND January 31, 2022

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.71%

COMMON STOCKS 96.71%

Belgium 0.50%

Pharmaceuticals
UCB SA	329	$32,737

Canada 1.39%

Biotechnology
BELLUS Health, Inc.*	7,372	45,559
Xenon Pharmaceuticals, Inc.*	1,688	45,778
		91,337

Denmark 4.35%

Biotechnology 1.35%
Genmab A/S*	261	88,878

Pharmaceuticals 3.00%
Novo Nordisk A/S Class B	1,981	197,047
Total Denmark		285,925

France 2.30%

Life Sciences Tools & Services 0.75%
Sartorius Stedim Biotech	113	49,552

Pharmaceuticals 1.55%
Sanofi	973	101,739
Total France		151,291

Germany 0.97%

Pharmaceuticals
Merck KGaA	290	63,596

Netherlands 1.48%

Biotechnology
Argenx SE*	254	67,968
Merus NV*	1,200	29,532
		97,500

Investments	Shares	U.S. $ Fair Value
Switzerland 8.07%

Health Care Equipment & Supplies 1.22%
Alcon, Inc.	1,041	$79,928

Life Sciences Tools & Services 1.58%
Lonza Group AG	151	104,106

Pharmaceuticals 5.27%
Roche Holding AG	894	345,977
Total Switzerland		530,011

United Kingdom 4.18%

Pharmaceuticals
AstraZeneca plc	2,363	274,883

United States 73.47%

Biotechnology 15.61%
Arena Pharmaceuticals, Inc.*	307	28,238
Biohaven Pharmaceutical Holding Co. Ltd.*	561	74,540
Blueprint Medicines Corp.*	393	30,300
Cytokinetics, Inc.*	1,534	50,914
Horizon Therapeutics plc*	936	87,357
Insmed, Inc.*	2,540	57,607
Intellia Therapeutics, Inc.*	496	46,907
Karuna Therapeutics, Inc.*	347	38,538
Krystal Biotech, Inc.*	1,235	72,865
Mirati Therapeutics, Inc.*	418	49,867
Natera, Inc.*	999	70,579
Neurocrine Biosciences, Inc.*	598	47,254
Rigel Pharmaceuticals, Inc.*	15,178	38,856
Rocket Pharmaceuticals, Inc.*	1,075	17,888
Sarepta Therapeutics, Inc.*	662	47,379
Seagen, Inc.*	381	51,248
SpringWorks Therapeutics, Inc.*	687	38,252
Turning Point Therapeutics, Inc.*	556	20,700
Ultragenyx Pharmaceutical, Inc.*	468	32,727
Vertex Pharmaceuticals, Inc.*	510	123,956
		1,025,972

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

HEALTH CARE FUND January 31, 2022

Investments	Shares	U.S. $ Fair Value
United States (continued)

Health Care Equipment & Supplies 18.52%
Abbott Laboratories	1,088	$138,676
Align Technology, Inc.*	231	114,336
Axonics, Inc.*	581	27,557
Cooper Cos., Inc. (The)	219	87,228
CryoPort, Inc.*	588	24,561
DexCom, Inc.*	259	111,494
Edwards Lifesciences Corp.*	1,277	139,448
IDEXX Laboratories, Inc.*	171	86,748
Inari Medical, Inc.*	364	26,776
Insulet Corp.*	372	92,256
Intuitive Surgical, Inc.*	543	154,310
Outset Medical, Inc.*	1,018	37,859
Penumbra, Inc.*	145	32,771
Shockwave Medical, Inc.*	243	35,228
Silk Road Medical, Inc.*	712	23,361
Zimmer Biomet Holdings, Inc.	683	84,023
		1,216,632

Health Care Providers & Services 12.20%
AmerisourceBergen Corp.	645	87,849
Centene Corp.*	860	66,874
HCA Healthcare, Inc.	558	133,948
Humana, Inc.	173	67,902
Tenet Healthcare Corp.*	1,275	94,503
UnitedHealth Group, Inc.	742	350,647
		801,723

Health Care Technology 2.08%
Cerner Corp.	668	60,922
Doximity, Inc. Class A*	189	8,613
Inspire Medical Systems, Inc.*	302	66,829
		136,364
Investments	Shares	U.S. $ Fair Value
United States (continued)

Life Sciences Tools & Services 11.25%
10X Genomics, Inc. Class A*	470	$45,247
Agilent Technologies, Inc.	453	63,112
Bio-Rad Laboratories, Inc. Class A*	67	40,182
Codexis, Inc.*	1,138	23,329
Danaher Corp.	747	213,485
Quanterix Corp.*	741	22,556
Repligen Corp.*	335	66,444
Thermo Fisher Scientific, Inc.	456	265,073
		739,428

Pharmaceuticals 11.97%
Catalent, Inc.*	716	74,414
Eli Lilly & Co.	1,072	263,058
Intra-Cellular Therapies, Inc.*	1,862	88,426
Merck & Co., Inc.	1,474	120,102
NGM Biopharmaceuticals, Inc.*	1,600	25,296
Organon & Co.	1,687	53,832
Zoetis, Inc.	809	161,630
		786,758

Semiconductors & Semiconductor Equipment 1.24%
Azenta, Inc.	962	81,135

Specialty Retail 0.60%
Petco Health & Wellness Co., Inc.*	2,105	39,469
Total United States		4,827,481
Total Common Stocks (cost $6,055,347)		6,354,761

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

HEALTH CARE FUND January 31, 2022

Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENT 3.40%

Repurchase Agreements 3.40%
Repurchase Agreement dated 1/31/2022, 0.00% due 2/1/2022 with Fixed Income Clearing Corp. collateralized by $225,600 of U.S. Treasury Note at 1.50% due 09/30/2024; value: $227,730; proceeds: $223,200 (cost $223,200)	$223,200	$223,200
Total Investments in Securities 100.11% (cost $6,278,547)		6,577,961
Other Assets and Liabilities – Net (0.11)%		(7,004)
Net Assets 100.00%		$6,570,957

*	Non-income producing security.

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Belgium	$–	$32,737	$–	$32,737
Denmark	–	285,925	–	285,925
France	–	151,291	–	151,291
Germany	–	63,596	–	63,596
Netherlands	29,532	67,968	–	97,500
Switzerland	79,928	450,083	–	530,011
United Kingdom	–	274,883	–	274,883
Remaining Countries	4,918,818	–	–	4,918,818
Short-Term Investments
Repurchase Agreements	–	223,200	–	223,200
Total	$5,028,278	$1,549,683	$–	$6,577,961

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)

INTERNATIONAL EQUITY FUND January 31, 2022

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 97.03%

COMMON STOCKS 97.03%

Australia 3.28%

Capital Markets 1.04%
Macquarie Group Ltd.	30,487	$3,985,002

Equity Real Estate Investment Trusts 0.66%
Goodman Group	151,740	2,505,489

Metals & Mining 1.58%
BHP Group Ltd.(a)	188,626	6,049,340
Total Australia		12,539,831

Austria 2.75%

Banks 1.81%
BAWAG Group AG†	55,755	3,346,145
Erste Group Bank AG	76,081	3,556,070
		6,902,215

Oil, Gas & Consumable Fuels 0.94%
OMV AG	58,857	3,602,306
Total Austria		10,504,521

Belgium 1.04%

Banks
KBC Group NV	45,747	3,978,587

Canada 2.82%

Aerospace & Defense 0.74%
CAE, Inc.*	111,917	2,826,209

Banks 1.26%
Royal Bank of Canada	42,200	4,811,427

Oil, Gas & Consumable Fuels 0.82%
Pembina Pipeline Corp.(a)	98,619	3,131,230
Total Canada		10,768,866
Investments	Shares	U.S. $ Fair Value
China 3.74%

Construction Materials 0.51%
China Resources Cement Holdings Ltd.	2,246,000	$1,935,440

Interactive Media & Services 1.65%
Tencent Holdings Ltd.	100,700	6,310,091

Internet & Direct Marketing Retail 1.05%
JD.com, Inc. Class A*	106,026	4,018,533

Textiles, Apparel & Luxury Goods 0.53%
ANTA Sports Products Ltd.	135,200	2,030,065
Total China		14,294,129

Denmark 4.14%

Air Freight & Logistics 0.98%
DSV PANALPINA A/S	18,360	3,730,397

Beverages 0.82%
Carlsberg A/S Class B	19,367	3,136,110

Biotechnology 0.66%
Genmab A/S*	7,444	2,534,901

Pharmaceuticals 1.68%
Novo Nordisk A/S Class B	64,564	6,422,068
Total Denmark		15,823,476

Finland 1.39%

Banks
Nordea Bank Abp	447,159	5,311,212

France 15.70%

Aerospace & Defense 1.30%
Airbus SE*	39,017	4,982,206

Auto Components 1.16%
Cie Generale des Etablissements Michelin SCA	26,396	4,416,679

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND January 31, 2022

Investments	Shares	U.S. $ Fair Value
France (continued)

Beverages 1.05%
Pernod Ricard SA	18,852	$4,032,430

Building Products 1.11%
Cie de Saint-Gobain	62,978	4,261,562

Chemicals 1.13%
Air Liquide SA	25,249	4,319,075

Construction & Engineering 0.69%
Vinci SA	23,991	2,629,570

Information Technology Services 0.86%
Capgemini SE	14,676	3,299,405

Insurance 0.98%
AXA SA	118,193	3,743,290

Life Sciences Tools & Services 0.52%
Sartorius Stedim Biotech	4,544	1,992,595

Multi-Utilities 1.03%
Veolia Environnement SA	108,478	3,918,743

Oil, Gas & Consumable Fuels 1.13%
Total SE	75,898	4,316,124

Personal Products 1.62%
L’Oreal SA	14,493	6,190,636

Textiles, Apparel & Luxury Goods 3.12%
Kering SA	5,109	3,815,221
LVMH Moet Hennessy Louis Vuitton SE	9,883	8,117,671
		11,932,892
Total France		60,035,207

Germany 4.68%

Air Freight & Logistics 1.41%
Deutsche Post AG Registered Shares	89,615	5,393,083
Investments	Shares	U.S. $ Fair Value
Germany (continued)

Auto Components 0.53%
Continental AG*	20,778	$2,014,429

Automobiles 1.04%
Volkswagen AG	13,713	3,970,984

Chemicals 0.68%
Symrise AG	21,849	2,610,942

Semiconductors & Semiconductor Equipment 1.02%
Infineon Technologies AG	93,708	3,891,482
Total Germany		17,880,920

Hong Kong 2.21%

Insurance 1.40%
AIA Group Ltd.	511,882	5,343,951

Machinery 0.81%
Techtronic Industries Co.Ltd.	188,315	3,107,215
Total Hong Kong		8,451,166

India 3.48%

Banks 1.89%
ICICI Bank Ltd. ADR	197,965	4,301,779
State Bank of India	400,848	2,919,215
		7,220,994

Chemicals 0.49%
Asian Paints Ltd.	44,425	1,882,555

Information Technology Services 0.61%
Infosys Ltd. ADR	98,642	2,324,992

Oil, Gas & Consumable Fuels 0.49%
Reliance Industries Ltd.	57,794	1,862,537
Total India		13,291,078

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND January 31, 2022

Investments	Shares	U.S. $ Fair Value
Indonesia 1.00%

Banks
Bank Rakyat Indonesia Persero Tbk PT	13,449,066	$3,828,080

Ireland 1.17%

Construction Materials
CRH plc	88,995	4,492,585

Japan 16.42%

Auto Components 1.30%
Denso Corp.	66,485	4,962,020

Automobiles 1.87%
Toyota Motor Corp.	362,000	7,154,268

Banks 0.99%
Sumitomo Mitsui Financial Group, Inc.	105,000	3,782,200

Beverages 0.56%
Asahi Group Holdings Ltd.	52,825	2,156,354

Building Products 0.97%
Daikin Industries Ltd.	17,675	3,710,761

Diversified Financial Services 0.79%
ORIX Corp.	147,400	3,040,438

Electrical Equipment 0.88%
Fuji Electric Co. Ltd.	63,100	3,372,459

Electronic Equipment, Instruments & Components 1.53%
Keyence Corp.	8,660	4,441,908
Omron Corp.	19,100	1,396,391
		5,838,299

Health Care Equipment & Supplies 1.04%
Hoya Corp.	30,700	3,980,818
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Household Durables 1.63%
Sony Group Corp.	55,700	$6,231,073

Industrial Conglomerates 0.77%
Hitachi Ltd.	56,500	2,936,644

Insurance 0.82%
Tokio Marine Holdings, Inc.	52,300	3,120,932

Machinery 1.39%
Ebara Corp.	65,700	3,220,064
Fujitec Co. Ltd.	88,000	2,093,035
		5,313,099

Specialty Retail 0.58%
Fast Retailing Co. Ltd.	3,750	2,206,743

Trading Companies & Distributors 1.30%
ITOCHU Corp.	155,100	4,982,814
Total Japan		62,788,922

Mexico 1.33%

Banks 0.80%
Grupo Financiero Banorte SAB de CV Class O	480,917	3,048,046

Transportation Infrastructure 0.53%
Grupo Aeroportuario del Pacifico SAB de CV ADR	14,939	2,052,469
Total Mexico		5,100,515

Netherlands 5.44%

Food & Staples Retailing 0.48%
Koninklijke Ahold Delhaize NV	56,939	1,846,224

Information Technology Services 0.65%
Adyen NV†*	1,214	2,470,366

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND January 31, 2022

Investments	Shares	U.S. $ Fair Value
Netherlands (continued)

Insurance 1.25%
NN Group NV	85,021	$4,757,956

Oil, Gas & Consumable Fuels 1.37%
Shell plc	204,265	5,247,305

Semiconductors & Semiconductor Equipment 1.69%
ASML Holding NV	9,544	6,464,098
Total Netherlands		20,785,949

Norway 1.15%

Oil, Gas & Consumable Fuels
Equinor ASA	159,079	4,385,461

Singapore 1.17%

Banks
United Overseas Bank Ltd.	200,200	4,474,201

South Africa 1.31%

Metals & Mining
Anglo American plc	113,674	5,011,373

South Korea 1.17%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	71,699	4,459,612

Spain 2.53%

Banks 0.97%
Banco Bilbao Vizcaya Argentaria SA	578,257	3,691,957

Diversified Telecommunication Services 0.47%
Cellnex Telecom SA†	39,636	1,797,318

Electric: Utilities 1.09%
Iberdrola SA	363,953	4,172,743
Total Spain		9,662,018
Investments	Shares	U.S. $ Fair Value
Sweden 0.98%

Machinery
Atlas Copco AB A Shares	63,232	$3,742,452

Switzerland 7.42%

Capital Markets 1.99%
Partners Group Holding AG	1,505	2,098,268
UBS Group AG Registered Shares	297,480	5,518,119
		7,616,387

Food Products 2.31%
Nestle SA Registered Shares	68,521	8,848,684

Life Sciences Tools & Services 1.33%
Lonza Group AG	7,347	5,065,329

Pharmaceuticals 1.79%
Roche Holding AG	17,652	6,831,309
Total Switzerland		28,361,709

Taiwan 2.22%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR	16,497	2,023,027
Taiwan Semiconductor Manufacturing Co. Ltd.	279,230	6,456,352
		8,479,379

United Kingdom 5.99%

Banks 0.99%
Barclays plc	1,415,896	3,798,591

Beverages 1.37%
Diageo plc	103,399	5,217,654

Electric: Utilities 0.84%
SSE plc	148,287	3,190,546

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND January 31, 2022

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Equity Real Estate Investment Trusts 0.51%
UNITE Group plc (The)	139,990	$1,958,634

Multi-Line Retail 0.69%
Next plc	25,965	2,645,461

Pharmaceuticals 1.59%
AstraZeneca plc	52,207	6,073,132
Total United Kingdom		22,884,018

United States 2.50%

Electrical Equipment 1.48%
Schneider Electric SE	33,293	5,639,678

Trading Companies & Distributors 1.02%
Ferguson plc	24,911	3,918,262
Total United States		9,557,940
Total Common Stocks (cost $301,299,759)		370,893,207

	Principal Amount

SHORT-TERM INVESTMENTS 4.87%

Repurchase Agreements 2.52%
Repurchase Agreement dated 1/31/2022, 0.00% due 2/1/2022 with Fixed Income Clearing Corp. collateralized by by $9,746,300 of U.S. Treasury Note at 1.50% due 9/30/2024; value: $9,838,341; proceeds: $9,645,425 (cost $9,645,425)	$9,645,425	9,645,425
Investments	Shares	U.S. $ Fair Value
Money Market Funds 2.11%
Fidelity Government Portfolio(b) (cost $8,068,536)	8,068,536	$8,068,536

Time Deposits 0.24%
CitiBank N.A.(b) (cost $896,504)	896,504	896,504
Total Short-Term Investments (cost $18,610,465)		18,610,465
Total Investments in Securities 101.90% (cost $319,910,224)		389,503,672
Other Assets and Liabilities – Net (1.90)%		(7,253,693)
Net Assets 100.00%		$382,249,979

ADR	American Depositary Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2022, the total value of Rule 144A securities was $7,613.829, which represents 2.00% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL EQUITY FUND January 31, 2022

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Canada	$10,768,866	$–	$–	$10,768,866
India	6,626,771	6,664,307	–	13,291,078
Mexico	5,100,515	–	–	5,100,515
Netherlands	5,247,305	15,538,644	–	20,785,949
Taiwan	2,023,027	6,456,352	–	8,479,379
Remaining Countries	–	312,467,420	–	312,467,420
Short-Term Investments
Repurchase Agreements	–	9,645,425	–	9,645,425
Money Market Funds	8,068,536	–	–	8,068,536
Time Deposits	–	896,504	–	896,504
Total	$37,835,020	$351,668,652	$–	$389,503,672

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES FUND January 31, 2022

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.14%

COMMON STOCKS 96.14%

Australia 4.00%

Auto Components 1.43%
GUD Holdings Ltd.	693,884	$6,070,403

Electric: Utilities 1.07%
AusNet Services	2,468,497	4,542,278

Food Products 0.49%
Costa Group Holdings Ltd.	1,040,843	2,058,768

Professional Services 1.01%
IPH Ltd.	733,522	4,256,266
Total Australia		16,927,715

Austria 5.06%

Banks 1.61%
BAWAG Group AG†	113,395	6,805,420

Electronic Equipment, Instruments & Components 1.41%
AT&S Austria Technologie & Systemtechnik AG	128,247	5,973,258

Machinery 2.04%
ANDRITZ AG	162,054	8,621,849
Total Austria		21,400,527

Belgium 1.51%

Equity Real Estate Investment Trusts 1.01%
Cofinimmo SA	28,867	4,258,479

Real Estate Management & Development 0.50%
Shurgard Self Storage SA	36,587	2,108,991
Total Belgium		6,367,470
Investments	Shares	U.S. $ Fair Value
Canada 2.70%

Metals & Mining 1.30%
Capstone Mining Corp.*	1,297,400	$5,521,720

Paper & Forest Products 1.40%
Interfor Corp.	198,300	5,909,298
Total Canada		11,431,018

China 1.50%

Food & Staples Retailing 0.38%
Yixintang Pharmaceutical Group Co. Ltd. Class A	332,911	1,583,335

Textiles, Apparel & Luxury Goods 1.12%
Xtep International Holdings Ltd.	2,639,500	4,740,482
Total China		6,323,817

Finland 0.84%

Machinery
Konecranes OYJ	87,781	3,530,954

France 1.48%

Construction Materials 1.03%
Vicat SA	104,455	4,328,644

Software 0.45%
Esker SA	7,067	1,911,095
Total France		6,239,739

Germany 10.25%

Aerospace & Defense 1.35%
Montana Aerospace AG†*	152,962	5,717,172

Health Care Providers & Services 0.72%
Medios AG*	83,058	3,060,618

Industrial Conglomerates 1.66%
Rheinmetall AG	67,329	7,039,233

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND January 31, 2022

Investments	Shares	U.S. $ Fair Value
Germany (continued)

Life Sciences Tools & Services 1.26%
Gerresheimer AG	59,340	$5,325,205

Media 1.02%
Stroeer SE & Co. KGaA	57,672	4,318,254

Real Estate Management & Development 2.64%
PATRIZIA AG	265,327	5,768,029
TAG Immobilien AG	203,849	5,383,310
		11,151,339

Semiconductors & Semiconductor Equipment 0.87%
Aixtron SE	175,964	3,658,809

Specialty Retail 0.73%
MYT Netherlands Parent BV ADR*(a)	180,155	3,086,055
Total Germany		43,356,685

Hong Kong 1.82%

Hotels, Restaurants & Leisure 0.31%
Melco International Development Ltd.*	1,144,000	1,335,757

Real Estate Management & Development 0.80%
Kerry Properties Ltd.	1,197,500	3,382,775

Textiles, Apparel & Luxury Goods 0.71%
Stella International Holdings Ltd.	2,701,432	2,996,952
Total Hong Kong		7,715,484

Iceland 1.26%

Machinery
Marel HF	852,233	5,323,375

India 3.60%

Banks 1.65%
Federal Bank Ltd.	5,129,699	6,985,158
Investments	Shares	U.S. $ Fair Value
India (continued)

Capital Markets 1.42%
UTI Asset Management Co. Ltd.	496,931	$6,001,295

Real Estate Management & Development 0.53%
Phoenix Mills Ltd. (The)	167,260	2,242,326
Total India		15,228,779

Israel 0.64%

Capital Markets
Tel Aviv Stock Exchange Ltd.	415,792	2,688,188

Italy 3.67%

Auto Components 1.15%
Brembo SpA	365,987	4,865,828

Construction Materials 0.60%
Buzzi Unicem SpA	121,880	2,544,984

Diversified Financial Services 1.14%
Banca Mediolanum SpA	494,389	4,805,908

Textiles, Apparel & Luxury Goods 0.78%
Salvatore Ferragamo SpA*	153,889	3,297,652
Total Italy		15,514,372

Japan 18.22%

Auto Components 0.37%
FCC Co. Ltd.	120,700	1,552,112

Banks 1.44%
Aozora Bank Ltd.	269,900	6,068,137

Beverages 0.76%
Coca-Cola Bottlers Japan Holdings, Inc.	274,900	3,224,676

Building Products 1.30%
Sanwa Holdings Corp.	505,900	5,478,424

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND January 31, 2022

Investments	Shares	U.S. $ Fair Value
Japan (continued)

Chemicals 0.96%
Kansai Paint Co. Ltd.	195,100	$4,049,845

Construction & Engineering 1.40%
SHO-BOND Holdings Co. Ltd.	135,200	5,920,444

Distributors 1.10%
PALTAC Corp.	121,000	4,637,589

Information Technology Services 3.65%
NS Solutions Corp.	226,000	6,427,056
Simplex Holdings, Inc.	149,100	2,386,525
TIS, Inc.	164,800	4,334,349
Zuken, Inc.	89,100	2,304,822
		15,452,752

Machinery 4.10%
CKD Corp.	248,900	4,594,799
DMG Mori Co. Ltd.	255,000	4,046,288
Fujitec Co. Ltd.	202,200	4,809,222
OSG Corp.	221,600	3,901,327
		17,351,636

Professional Services 0.57%
TechnoPro Holdings, Inc.	93,700	2,397,047

Real Estate Management & Development 0.73%
CRE, Inc.	208,600	3,073,766

Software 0.51%
Money Forward, Inc.*	47,300	2,152,443

Thrifts & Mortgage Finance 0.25%
Aruhi Corp.	107,000	1,073,312

Wireless Telecommunication Services 1.08%
Okinawa Cellular Telephone Co.	105,300	4,587,606
Total Japan		77,019,789
Investments	Shares	U.S. $ Fair Value
Mexico 1.12%

Consumer Finance
Gentera SAB de CV*	6,623,700	$4,749,104

Netherlands 0.98%

Leisure Products
Accell Group NV*	63,974	4,163,476

Norway 1.65%

Semiconductors & Semiconductor Equipment 0.84%
Nordic Semiconductor ASA*	119,670	3,545,812

Software 0.81%
Crayon Group Holding ASA†*	178,215	3,444,862
Total Norway		6,990,674

Portugal 0.80%

Multi-Utilities
REN - Redes Energeticas Nacionais SGPS SA	1,179,272	3,362,352

South Korea 1.89%

Chemicals 1.07%
Soulbrain Co. Ltd./New	21,727	4,501,192

Semiconductors & Semiconductor Equipment 0.82%
WONIK IPS Co. Ltd.*	105,163	3,470,554
Total South Korea		7,971,746

Spain 3.43%

Banks 1.21%
Banco de Sabadell SA*	6,574,866	5,113,624

Containers & Packaging 1.30%
Vidrala SA	64,808	5,497,047

Professional Services 0.92%
Applus Services SA	441,455	3,878,351
Total Spain		14,489,022

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND January 31, 2022

Investments	Shares	U.S. $ Fair Value
Sweden 5.76%

Auto Components 1.34%
Dometic Group AB†	511,095	$5,661,562

Biotechnology 0.44%
Vitrolife AB	45,317	1,863,544

Commercial Services & Supplies 1.10%
Loomis AB	180,958	4,646,524

Food & Staples Retailing 1.14%
Axfood AB	190,054	4,841,328

Internet & Direct Marketing Retail 1.03%
Boozt AB†*(a)	232,049	4,361,519

Software 0.71%
Cint Group AB*	224,259	2,982,404
Total Sweden		24,356,881

Switzerland 2.84%

Containers & Packaging 0.45%
SIG Combibloc Group AG*	82,193	1,909,663

Health Care Equipment & Supplies 1.00%
Medmix AG†*	98,144	4,246,605

Life Sciences Tools & Services 0.60%
Tecan Group AG	5,228	2,541,918

Machinery 0.79%
Sulzer AG	34,788	3,329,748
Total Switzerland		12,027,934

Taiwan 0.89%

Electrical Equipment
Bizlink Holding, Inc.	345,000	3,758,339

United Kingdom 19.56%

Aerospace & Defense 1.18%
Senior plc*	2,748,245	4,974,835
Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Banks 0.70%
Virgin Money UK plc	1,151,354	$2,980,199

Beverages 1.99%
Britvic plc	684,438	8,399,934

Biotechnology 0.85%
Genus plc	69,920	3,609,211

Capital Markets 1.79%
Man Group plc	2,269,110	5,927,652
Petershill Partners plc†*	562,127	1,629,189
		7,556,841

Construction Materials 1.24%
Breedon Group plc	4,546,628	5,228,118

Entertainment 0.29%
Frontier Developments plc* 65,438		1,218,024

Equity Real Estate Investment Trusts 2.04%
Big Yellow Group plc	141,784	2,848,837
UNITE Group plc (The)	411,510	5,757,536
		8,606,373

Household Durables 0.78%
Focusrite plc	183,645	3,286,189

Insurance 0.64%
Lancashire Holdings Ltd.	368,227	2,726,284

Machinery 1.23%
Concentric AB	184,164	5,211,788

Media 0.64%
S4 Capital plc*	389,341	2,722,489

Pharmaceuticals 0.61%
Dechra Pharmaceuticals plc	46,018	2,584,786

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND January 31, 2022

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Professional Services 1.02%
SThree plc	677,818	$4,303,915

Real Estate Management & Development 1.01%
Savills plc	234,932	4,281,103

Road & Rail 1.03%
National Express Group plc*	1,288,047	4,368,126

Specialty Retail 1.49%
WH Smith plc*	279,975	6,281,372

Trading Companies & Distributors 1.03%
Grafton Group plc	277,237	4,357,783
Total United Kingdom		82,697,370

United States 0.67%

Exchange-Traded Funds
VanEck Vectors Junior Gold Miners	74,331	2,849,107
Total Common Stocks (cost $393,664,024)		406,483,917

	Principal Amount

SHORT-TERM INVESTMENTS 4.39%

Repurchase Agreements 3.15%
Repurchase Agreement dated 1/31/2022, 0.00% due 2/1/2022 with Fixed Income Clearing Corp. collateralized by $11,973,500 of U.S. Treasury Inflation Indexed Note at 0.125% due 04/15/2025; value: $13,592,710; proceeds: $13,326,186 (cost $13,326,186)	$13,326,186	13,326,186
Investments	Shares	U.S. $ Fair Value
Money Market Funds 1.12%
Fidelity Government Portfolio(b) (cost $4,725,387)	4,725,387	$4,725,387

Time Deposits 0.12%
CitiBank N.A.(b) (cost $525,043)	525,043	525,043
Total Short-Term Investments (cost $18,576,616)		18,576,616
Total Investments in Securities 100.53% (cost $412,240,640)		425,060,533
Other Assets and Liabilities – Net(c) (0.53)%		(2,251,355)
Net Assets 100.00%		$422,809,178

ADR	American Depositary Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2022, the total value of Rule 144A securities was $31,866.329, which represents 7.53% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.
(C)	Other Assets and Liabilities - Net include net unrealized appreciation on total return swaps as follows:

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL OPPORTUNITIES FUND January 31, 2022

Open Total Return Swap Contracts at January 31, 2022:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America	MLLACEB	1 Mo. LIBOR + 0.49%	94,010	Long	6/15/2022	$8,927,190	$681,573

*	Merrill Lynch Custom Basket Index.
LIBOR	London Interbank Offered Rate.

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Canada	$11,431,018	$–	$–	$11,431,018
Germany	6,146,673	37,210,012	–	43,356,685
Hong Kong	2,996,952	4,718,532	–	7,715,484
Iceland	5,323,375	–	–	5,323,375
Mexico	4,749,104	–	–	4,749,104
Spain	9,375,398	5,113,624	–	14,489,022
United Kingdom	10,924,168	71,773,202	–	82,697,370
United States	2,849,107	–	–	2,849,107
Remaining Countries	–	233,872,752	–	233,872,752
Short-Term Investments
Repurchase Agreements	–	13,326,186	–	13,326,186
Money Market Funds	4,725,387	–	–	4,725,387
Time Deposits	–	525,043	–	525,043
Total	$58,521,182	$366,539,351	$–	$425,060,533
Other Financial Instruments
Total Return Swap Contracts
Assets	$–	$681,573	$–	$681,573
Liabilities	–	–	–	–
Total	$–	$681,573	$–	$681,573

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)

INTERNATIONAL VALUE FUND January 31, 2022

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 95.08%

COMMON STOCKS 95.08%

Australia 4.37%

Banks 0.70%
National Australia Bank Ltd.	238,485	$4,601,674

Equity Real Estate Investment Trusts 1.15%
Goodman Group	454,142	7,498,668

Metals & Mining 2.52%
BHP Group Ltd.(a)	512,057	16,421,951
Total Australia		28,522,293

Austria 2.85%

Banks 1.43%
BAWAG Group AG†	155,356	9,323,716

Oil, Gas & Consumable Fuels 1.42%
OMV AG	151,349	9,263,221
Total Austria		18,586,937

Belgium 0.57%

Equity Real Estate Investment Trusts
Cofinimmo SA	25,184	3,715,161

Canada 3.81%

Banks 1.24%
Royal Bank of Canada(a)	70,900	8,083,654

Food & Staples Retailing 1.43%
Alimentation Couche-Tard, Inc.	230,500	9,296,885

Oil, Gas & Consumable Fuels 1.14%
Pembina Pipeline Corp.(a)	234,533	7,446,605
Total Canada		24,827,144
Investments	Shares	U.S. $ Fair Value
China 1.22%

Construction Materials 0.74%
China Resources Cement Holdings Ltd.	5,600,000	$4,825,675

Real Estate Management & Development 0.07%
Logan Group Co., Ltd.	792,000	492,648

Specialty Retail 0.41%
Topsports International Holdings Ltd.†	2,958,000	2,672,727
Total China		7,991,050

Finland 1.31%

Banks
Nordea Bank Abp	719,101	8,541,253

France 15.73%

Aerospace & Defense 2.25%
Airbus SE*	59,916	7,650,867
Thales SA	76,568	7,063,201
		14,714,068

Banks 1.82%
Credit Agricole SA	788,533	11,863,041

Building Products 1.54%
Cie de Saint-Gobain	148,958	10,079,611

Diversified Telecommunication Services 1.76%
Orange SA	978,688	11,497,091

Gas Utilities 0.73%
Rubis SCA	147,610	4,778,548

Information Technology Services 0.73%
Capgemini SE	21,068	4,736,431

Insurance 1.97%
AXA SA	405,054	12,828,464

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND January 31, 2022

Investments	Shares	U.S. $ Fair Value
France (continued)

Multi-Utilities 1.39%
Veolia Environnement SA	251,224	$9,075,410

Pharmaceuticals 2.68%
Sanofi	167,250	17,487,996

Textiles, Apparel & Luxury Goods 0.86%
Kering SA	7,490	5,593,268
Total France		102,653,928

Germany 6.97%

Air Freight & Logistics 1.34%
Deutsche Post AG Registered Shares	145,043	8,728,773

Auto Components 0.69%
Continental AG*	46,335	4,492,183

Automobiles 0.93%
Volkswagen AG	21,076	6,103,147

Chemicals 1.52%
BASF SE	129,359	9,907,462

Insurance 1.93%
Allianz SE Registered Shares	49,028	12,588,063

Semiconductors & Semiconductor Equipment 0.56%
Infineon Technologies AG	87,732	3,643,312
Total Germany		45,462,940

Hong Kong 0.99%

Real Estate Management & Development
Kerry Properties Ltd.	2,276,000	6,429,391

India 1.66%

Banks 0.96%
Federal Bank Ltd.	4,607,937	6,274,670
Investments	Shares	U.S. $ Fair Value
India (continued)

Oil, Gas & Consumable Fuels 0.70%
Petronet LNG Ltd.	1,577,703	$4,535,551
Total India		10,810,221

Ireland 0.68%

Beverages
C&C Group plc*	1,481,481	4,411,269

Italy 0.99%

Electric: Utilities
Enel SpA	838,322	6,452,227

Japan 16.63%

Auto Components 0.94%
Denso Corp.	82,000	6,119,962

Automobiles 1.48%
Toyota Motor Corp.	489,000	9,664,190

Banks 2.01%
Sumitomo Mitsui Financial Group, Inc.	363,200	13,082,810

Beverages 1.40%
Asahi Group Holdings Ltd.	224,500	9,164,248

Building Products 1.21%
Sanwa Holdings Corp.	726,900	7,871,648

Diversified Financial Services 1.34%
ORIX Corp.	424,600	8,758,276

Electrical Equipment 1.39%
Fuji Electric Co. Ltd.	170,000	9,085,864

Electronic Equipment, Instruments & Components 0.78%
Murata Manufacturing Co., Ltd.	68,100	5,119,981

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND January 31, 2022

Investments	Shares	U.S. $ Fair Value
Japan (continued)

Household Durables 1.39%
Sony Group Corp.	80,800	$9,038,972

Industrial Conglomerates 1.08%
Hitachi Ltd.	135,500	7,042,748

Insurance 1.37%
Tokio Marine Holdings, Inc.	150,300	8,968,950

Machinery 0.77%
Fujitec Co. Ltd.	210,600	5,009,012

Trading Companies & Distributors 1.47%
ITOCHU Corp.	298,500	9,589,749
Total Japan		108,516,410

Mexico 1.50%

Banks 0.73%
Grupo Financiero Banorte SAB de CV Class O	752,566	4,769,754

Transportation Infrastructure 0.77%
Grupo Aeroportuario del Pacifico SAB de CV Class B	365,000	5,018,307
Total Mexico		9,788,061

Netherlands 5.04%

Food & Staples Retailing 1.71%
Koninklijke Ahold Delhaize NV	342,809	11,115,445

Oil, Gas & Consumable Fuels 3.33%
Shell PLC ADR	422,908	21,737,471
Total Netherlands		32,852,916

Singapore 1.64%

Banks
United Overseas Bank Ltd.	477,700	10,675,954
Investments	Shares	U.S. $ Fair Value
South Africa 1.76%

Metals & Mining
Anglo American plc	260,790	$11,497,052

South Korea 1.20%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	126,331	7,857,672

Spain 1.04%

Banks
Banco Bilbao Vizcaya Argentaria SA	1,061,494	6,777,246

Sweden 2.21%

Commercial Services & Supplies 0.97%
Loomis AB	246,842	6,338,251

Oil, Gas & Consumable Fuels 1.24%
Lundin Energy AB	199,068	8,095,674
Total Sweden		14,433,925

Switzerland 5.67%

Capital Markets 2.13%
UBS Group AG Registered Shares	751,685	13,943,416

Food Products 0.79%
Nestle SA Registered Shares	39,823	5,142,674

Pharmaceuticals 2.75%
Novartis AG Registered Shares	107,353	9,327,847
Roche Holding AG	22,214	8,596,799
		17,924,646
Total Switzerland		37,010,736

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND January 31, 2022

Investments	Shares	U.S. $ Fair Value
United Kingdom 16.14%

Banks 2.99%
Barclays plc	3,627,434	$9,731,744
Standard Chartered plc	1,340,691	9,763,916
		19,495,660

Electric: Utilities 1.50%
SSE plc	454,850	9,786,561

Equity Real Estate Investment Trusts 1.16%
UNITE Group plc (The)	541,774	7,580,090

Household Durables 0.89%
Persimmon plc	179,187	5,837,821

Insurance 1.95%
Beazley plc*	899,589	5,972,551
Prudential plc	398,788	6,721,860
		12,694,411

Multi-Line Retail 1.00%
Next plc	63,949	6,515,487

Personal Products 0.98%
Unilever plc	125,196	6,420,282

Pharmaceuticals 3.46%
AstraZeneca plc	71,247	8,288,016
GlaxoSmithKline plc	640,494	14,293,255
		22,581,271

Tobacco 1.44%
Imperial Brands plc	397,268	9,419,165

Trading Companies & Distributors 0.77%
Ashtead Group plc	69,811	4,993,440
Total United Kingdom		105,324,188

United States 1.10%

Auto Components
Lear Corp.	42,868	7,172,674
Total Common Stocks (cost $558,341,180)		620,310,648
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 8.54%

Repurchase Agreements 3.85%
Repurchase Agreement dated 1/31/2022, 0.00% due 2/1/2022 with Fixed Income Clearing Corp. collateralized by $22,454,700 of U.S. Treasury Inflation Indexed Note at 0.125% due 10/15/2024; value: $25,648,631; proceeds: $ 25,145,674 (cost $25,145,674)	$25,145,674	$25,145,674

	Shares

Money Market Fund 4.22%
Fidelity Government Portfolio(b) (cost $27,517,296)	27,517,296	27,517,296

Time Deposit 0.47%
CitiBank N.A.(b) (cost $3,057,478)	3,057,478	3,057,478
Total Short-Term Investments (cost $55,720,448)		55,720,448
Total Investments in Securities 103.62% (cost $614,061,628)		676,031,096
Other Assets and Liabilities – Net (3.62)%		(23,592,073)
Net Assets 100.00%		$652,439,023

ADR	American Depositary Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2022, the total value of Rule 144A securities was $11,996.443, which represents 1.84% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL VALUE FUND January 31, 2022

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Canada	$24,827,144	$–	$–	$24,827,144
China	492,648	7,498,402	–	7,991,050
Ireland	4,411,269	–	–	4,411,269
Mexico	9,788,061	–	–	9,788,061
Netherlands	21,737,471	11,115,445	–	32,852,916
United States	7,172,674	–	–	7,172,674
Remaining Countries	–	533,267,534	–	533,267,534
Short-Term Investments
Repurchase Agreements	–	25,145,674	–	25,145,674
Money Market Funds	27,517,296	–	–	27,517,296
Time Deposits	–	3,057,478	–	3,057,478
Total	$95,946,563	$580,084,533	$–	$676,031,096

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

MICRO CAP GROWTH FUND January 31, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.18%

COMMON STOCKS 98.18%

Air Freight & Logistics 1.93%
Atlas Air Worldwide Holdings, Inc.*	70,274	$5,645,110

Auto Components 1.50%
Gentherm, Inc.*	50,300	4,395,717

Banks 3.96%
Bancorp, Inc. (The)*	156,800	4,675,776
Byline Bancorp, Inc.	101,637	2,642,562
Customers Bancorp, Inc.*	73,633	4,292,804
Total		11,611,142

Beverages 0.81%
MGP Ingredients, Inc.	31,234	2,363,164

Biotechnology 12.31%
Beam Therapeutics, Inc.*	22,617	1,565,322
BELLUS Health, Inc. (Canada)*(a)(b)	425,977	2,632,538
Insmed, Inc.*	66,007	1,497,039
Karuna Therapeutics, Inc.*	39,654	4,403,973
Krystal Biotech, Inc.*(b)	76,082	4,488,838
Merus NV (Netherlands)*(a)	148,078	3,644,200
Myovant Sciences Ltd. (United Kingdom)*(a)(b)	145,046	1,894,301
Protagonist Therapeutics, Inc.*	124,703	3,652,551
Rigel Pharmaceuticals, Inc.*	1,534,424	3,928,125
Rocket Pharmaceuticals, Inc.*	82,038	1,365,112
Syndax Pharmaceuticals, Inc.*	100,980	1,650,013
Turning Point Therapeutics, Inc.*	26,721	994,823
Xenon Pharmaceuticals, Inc. (Canada)*(a)	160,499	4,352,733
Total		36,069,568
Investments	Shares	Fair Value
Capital Markets 3.78%
AssetMark Financial Holdings, Inc.*	194,280	$4,660,777
Piper Sandler Cos.	41,670	6,426,348
Total		11,087,125

Commercial Services & Supplies 1.27%
Montrose Environmental Group, Inc.*	81,504	3,730,438

Communications Equipment 3.89%
AudioCodes Ltd. (Israel)(a)	102,674	3,041,204
Calix, Inc.*	166,179	8,355,480
Total		11,396,684

Construction & Engineering 1.70%
Ameresco, Inc. Class A*	98,180	4,968,890

Diversified Consumer Services 0.75%
PowerSchool Holdings, Inc. Class A*	133,696	2,189,940

Diversified Telecommunication Services 2.02%
Ooma, Inc.*	327,279	5,904,113

Electronic Equipment, Instruments & Components 1.46%
OSI Systems, Inc.*	51,690	4,287,169

Food & Staples Retailing 0.49%
Chefs’ Warehouse, Inc. (The)*	48,262	1,440,138

Health Care Equipment & Supplies 7.16%
Axonics, Inc.*	70,563	3,346,803
NeuroPace, Inc.*	15,139	122,020
OrthoPediatrics Corp.*	103,530	4,895,934
Outset Medical, Inc.*	76,341	2,839,122
Pulmonx Corp.*	112,501	2,739,399
Shockwave Medical, Inc.*	17,709	2,567,274
SI-BONE, Inc.*	78,983	1,555,965
Treace Medical Concepts, Inc.*	160,717	2,915,406
Total		20,981,923

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND January 31, 2022

Investments	Shares	Fair Value
Health Care Providers & Services 0.83%
Castle Biosciences, Inc.*	55,920	$2,418,540

Health Care Technology 0.88%
Health Catalyst, Inc.*	86,782	2,590,443

Hotels, Restaurants & Leisure 3.15%
Kura Sushi USA, Inc. Class A*	31,482	1,452,894
Lindblad Expeditions Holdings, Inc.*	241,561	4,075,134
Monarch Casino & Resort, Inc.*	59,661	3,693,016
Total		9,221,044

Household Durables 5.87%
GoPro, Inc. Class A*	418,785	3,710,435
Green Brick Partners, Inc.*	170,871	4,046,225
LGI Homes, Inc.*	19,539	2,432,801
Lovesac Co. (The)*	75,208	4,049,951
Sonos, Inc.*	117,262	2,957,348
Total		17,196,760

Information Technology Services 0.92%
Grid Dynamics Holdings, Inc.*	100,718	2,684,135

Interactive Media & Services 0.48%
Eventbrite, Inc. Class A*	98,389	1,409,914

Life Sciences Tools & Services 1.86%
Codexis, Inc.*	115,004	2,357,582
NanoString Technologies, Inc.*	48,126	1,670,935
Quanterix Corp.*	47,037	1,431,806
Total		5,460,323

Machinery 4.10%
Evoqua Water Technologies Corp.*	110,395	4,470,997
Shyft Group, Inc. (The)	180,002	7,549,284
Total		12,020,281
Investments	Shares	Fair Value
Media 2.29%
Criteo SA ADR*	144,199	$4,873,926
PubMatic, Inc. Class A*	74,132	1,819,941
Total		6,693,867

Personal Products 1.52%
elf Beauty, Inc.*	151,003	4,463,649

Pharmaceuticals 3.37%
Fulcrum Therapeutics, Inc.*	65,226	793,148
Intra-Cellular Therapies, Inc.*	165,655	7,866,956
Pliant Therapeutics, Inc.*	103,658	1,215,908
Total		9,876,012

Professional Services 4.64%
ICF International, Inc.	48,897	4,615,388
Kforce, Inc.	86,041	5,908,436
Willdan Group, Inc.*	97,479	3,066,689
Total		13,590,513

Semiconductors & Semiconductor Equipment 8.78%
CEVA, Inc.*	81,624	3,074,776
Ichor Holdings Ltd.*	135,419	5,744,474
Impinj, Inc.*	88,932	7,060,311
indie Semiconductor, Inc. Class A*	398,314	3,150,664
Rambus, Inc.*	265,211	6,696,578
Total		25,726,803

Software 7.72%
Agilysys, Inc.*	68,239	2,597,176
Arteris, Inc.*	208,352	3,081,526
AvidXchange Holdings, Inc.*	146,291	1,515,575
Everbridge, Inc.*	28,366	1,450,070
JFrog Ltd. (Israel)*(a)	103,922	2,776,796
Olo, Inc. Class A*	116,519	2,044,908
Riskified Ltd. Class A (Israel)*(a)	111,535	777,399
Sprout Social, Inc. Class A*	47,459	3,267,552
Zuora, Inc. Class A*	306,750	5,101,253
Total		22,612,255

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND January 31, 2022

Investments	Shares	Fair Value
Specialty Retail 2.87%
Citi Trends, Inc.*	28,537	$1,390,323
Container Store Group, Inc. (The)*	465,782	4,750,976
Sleep Number Corp.*	31,897	2,280,635
Total		8,421,934

Technology Hardware, Storage & Peripherals 1.40%
Avid Technology, Inc.*	130,570	4,094,675

Textiles, Apparel & Luxury Goods 0.72%
Oxford Industries, Inc.	25,717	2,118,824

Trading Companies & Distributors 2.00%
Lawson Products, Inc.*	31,244	1,520,333
Rush Enterprises, Inc. Class A	81,902	4,326,064
Total		5,846,397

Wireless Telecommunication Services 1.75%
Gogo, Inc.*(b)	410,575	5,111,659
Total Common Stocks (cost $281,941,721)		287,629,149

	Principal Amount

SHORT-TERM INVESTMENTS 3.90%

Repurchase Agreements 1.84%
Repurchase Agreement dated 1/31/2022, 0.00% due 2/1/2022 with Fixed Income Clearing Corp. collateralized by $5,583,600 of U.S. Treasury Note at 0.75% due 11/15/2024; value: $5,500,029; proceeds: $5,392,183 (cost $5,392,183)	$5,392,183	5,392,183
Investments	Shares	Fair Value
Money Market Funds 1.85%
Fidelity Government Portfolio(c) (cost $5,417,740)	5,417,740	$5,417,740

Time Deposits 0.21%
CitiBank N.A.(c) (cost $601,972)	601,972	601,972
Total Short-Term Investments” (cost $11,411,895)		11,411,895
Total Investments in Securities 102.08% (cost $293,353,616)		299,041,044
Other Assets and Liabilities – Net (2.08)%		(6,088,567)
Net Assets 100.00%		$292,952,477

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(concluded)

MICRO CAP GROWTH FUND January 31, 2022

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$287,629,149	$–	$–	$287,629,149
Short-Term Investments
Repurchase Agreements	–	5,392,183	–	5,392,183
Money Market Funds	5,417,740	–	–	5,417,740
Time Deposits	–	601,972	–	601,972
Total	$293,046,889	$5,994,155	$–	$299,041,044

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

VALUE OPPORTUNITIES FUND January 31, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.44%

COMMON STOCKS 98.44%

Auto Components 2.41%
Gentherm, Inc.*	226,534	$19,796,806
Lear Corp.	118,341	19,800,816
Total		39,597,622

Banks 7.11%
East West Bancorp, Inc.	381,535	32,941,732
First BanCorp	1,950,309	28,376,996
Signature Bank	106,673	32,495,796
Western Alliance Bancorp	232,155	23,027,454
Total		116,841,978

Biotechnology 1.00%
Horizon Therapeutics plc*	176,691	16,490,571

Building Products 5.99%
Allegion plc (Ireland)(a)	127,887	15,695,571
Carlisle Cos., Inc.	146,688	32,775,967
Masonite International Corp.*	246,024	24,415,422
Simpson Manufacturing Co., Inc.	227,396	25,647,995
Total		98,534,955

Capital Markets 4.37%
Cboe Global Markets, Inc.	173,732	20,592,454
Evercore, Inc. Class A	147,556	18,417,940
Moelis & Co. Class A	347,756	19,637,781
TPG, Inc.*	393,200	13,199,724
Total		71,847,899

Chemicals 5.20%
Avient Corp.	514,922	25,627,668
Axalta Coating Systems Ltd.*	839,958	24,871,157
Valvoline, Inc.	1,064,512	35,065,025
Total		85,563,850
Investments	Shares	Fair Value
Communications Equipment 1.40%
F5, Inc.*	110,735	$22,990,801

Construction & Engineering 1.46%
EMCOR Group, Inc.	201,702	24,044,895

Construction Materials 1.52%
Eagle Materials, Inc.	171,839	25,062,718

Containers & Packaging 1.75%
Avery Dennison Corp.	140,003	28,759,416

Electric: Utilities 2.57%
IDACORP, Inc.	193,182	21,292,520
Portland General Electric Co.	397,967	20,909,186
Total		42,201,706

Electrical Equipment 1.59%
Generac Holdings, Inc.*	92,398	26,091,347

Electronic Equipment, Instruments & Components 1.72%
Littelfuse, Inc.	105,040	28,357,649

Equity Real Estate Investment Trusts 5.90%
First Industrial Realty Trust, Inc.	494,936	30,082,210
Innovative Industrial Properties, Inc.	88,200	17,480,358
National Storage Affiliates Trust	439,594	27,061,407
Sunstone Hotel Investors, Inc.*	1,985,300	22,453,743
Total		97,077,718

Food & Staples Retailing 2.08%
BJ’s Wholesale Club Holdings, Inc.*	557,483	34,268,480

Health Care Equipment & Supplies 2.93%
Cooper Cos., Inc. (The)	42,012	16,733,380
STERIS plc	139,984	31,412,409
Total		48,145,789

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND January 31, 2022

Investments	Shares	Fair Value
Health Care Providers & Services 1.80%
Molina Healthcare, Inc.*	102,051	$29,643,774

Hotels, Restaurants & Leisure 2.85%
Caesars Entertainment, Inc.*	337,500	25,697,250
Choice Hotels International, Inc.	148,133	21,242,272
Total		46,939,522

Household Durables 1.98%
Helen of Troy Ltd.*	91,535	19,161,022
Sonos, Inc.*	530,810	13,387,028
Total		32,548,050

Information Technology Services 2.75%
Alliance Data Systems Corp.	256,148	17,684,458
Euronet Worldwide, Inc.*	206,204	27,608,654
Total		45,293,112

Insurance 3.86%
American Financial Group, Inc./OH	220,879	28,776,116
Stewart Information Services Corp.	485,260	34,662,122
Total		63,438,238

Life Sciences Tools & Services 4.71%
Bio-Techne Corp.	51,537	19,399,042
Charles River Laboratories International, Inc.*	71,694	23,641,813
PerkinElmer, Inc.	96,629	16,636,615
Repligen Corp.*	89,426	17,736,753
Total		77,414,223

Machinery 3.48%
Columbus McKinnon Corp.	512,367	22,175,244
Crane Co.	338,495	35,037,617
Total		57,212,861
Investments	Shares	Fair Value
Media 1.75%
Criteo SA ADR*	700,352	$23,671,898
TechTarget, Inc.*	61,817	5,127,102
Total		28,799,000

Metals & Mining 1.50%
Reliance Steel & Aluminum Co.	161,729	24,725,130

Oil, Gas & Consumable Fuels 3.94%
Chesapeake Energy Corp.	401,438	27,366,029
Devon Energy Corp.	739,534	37,398,234
Total		64,764,263

Pharmaceuticals 0.54%
Organon & Co.	277,621	8,858,886

Professional Services 1.02%
Booz Allen Hamilton Holding Corp.	217,461	16,685,783

Real Estate Management & Development 1.16%
Marcus & Millichap, Inc.*	409,000	19,145,290

Road & Rail 1.87%
Saia, Inc.*	108,051	30,716,738

Semiconductors & Semiconductor Equipment 6.49%
Azenta, Inc.	259,250	21,865,145
Entegris, Inc.	274,459	32,891,166
MKS Instruments, Inc.	163,620	25,415,095
Silicon Motion Technology Corp. ADR	335,090	26,472,110
Total		106,643,516

Software 4.40%
Aspen Technology, Inc.*	172,939	25,968,520
CommVault Systems, Inc.*	366,280	24,709,249
Descartes Systems Group, Inc. (The) (Canada)*(a)	296,863	21,602,721
Total		72,280,490

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

VALUE OPPORTUNITIES FUND January 31, 2022

Investments	Shares	Fair Value
Specialty Retail 2.51%
Burlington Stores, Inc.*	61,943	$14,676,155
Williams-Sonoma, Inc.	165,166	26,515,750
Total		41,191,905

Tobacco 0.98%
Turning Point Brands, Inc.	458,736	16,161,269

Trading Companies & Distributors 1.85%
AerCap Holdings NV (Ireland)*(a)	482,497	30,397,311
Total Common Stocks (cost $1,232,904,433)		1,618,736,755
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.83%

Repurchase Agreements 1.83%
Repurchase Agreement dated 1/31/2022, 0.00% due 2/1/2022 with Fixed Income Clearing Corp. collateralized by $26,857,600 of U.S. Treasury Inflation Indexed Note at 0.125% due 10/15/2024; value: $30,677,794; proceeds: $30,076,241 (cost $30,076,241)	$30,076,241	$30,076,241
Total Investments in Securities 100.27% (cost $1,262,980,674)		1,648,812,996
Other Assets and Liabilities – Net (0.27)%		(4,505,255)
Net Assets 100.00%		$1,644,307,741

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$1,618,736,755	$–	$–	$1,618,736,755
Short-Term Investments
Repurchase Agreements	–	30,076,241	–	30,076,241
Total	$1,618,736,755	$30,076,241	$–	$1,648,812,996

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	49

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following fourteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Durable Growth Fund (“Durable Growth Fund”), Lord Abbett Focused Growth Fund (“Focused Growth Fund”), Lord Abbett Focused Large Cap Value Fund (“Focused Large Cap Value Fund”), Lord Abbett Focused Small Cap Value (“Focused Small Cap Value Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Global Equity Fund (“Global Equity Fund”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett Health Care Fund (“Health Care Fund”), Lord Abbett International Equity Fund (“International Equity Fund”), Lord Abbett International Value Fund (“International Value Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”).

Each of Alpha Strategy Fund’s, Focused Large Cap Value Fund’s, Focused Small Cap Value Fund’s, Global Equity Fund’s, Health Care Fund’s, International Equity Fund’s, International Opportunities Fund’s, and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Micro Cap Growth Fund’s investment object is long-term capital appreciation. Alpha Strategy Fund invests principally in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. Durable Growth Fund, Growth Leaders Fund’s and Focused Growth Fund’s investment objective is to seek capital appreciation. International Value Fund’s investment objective is to seek a high level of total return.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Investments in the Underlying Funds are

Notes to Financial Statements (unaudited)(continued)

valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of January 31, 2022 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

3.	FEDERAL TAX INFORMATION

It is the policy of the Funds to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Funds files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of January 31, 2022, the market value of securities loaned and collateral received for the Funds were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Focused Small Cap Value Fund	$3,684,465	$3,626,364
International Equity Fund	8,542,265	8,965,040
International Opportunities Fund	5,247,818	5,250,430
International Value Fund	25,403,860	30,574,774
Micro Cap Growth Fund	5,809,437	6,019,712

Notes to Financial Statements (unaudited)(concluded)

5.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period ended January 31, 2022:

								Alpha Strategy Fund
Affiliated Issuer	Value at 10/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Appreciation (Depreciation)	Value at 1/31/2022	Shares as of 1/31/2022	Dividend Income
Lord Abbett Developing Growth Fund, Inc. - Class I	$175,650,188	$32,578,283	$–	$14,125,590	(a)	$(58,655,514)	$149,572,957	5,287,132	$–
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	90,235,170	8,760,540	(2,686,433)	8,391,044	(b)	(10,138,777)	85,984,251	2,923,640	183,246
Lord Abbett Securities Trust - International Opportunities Fund - Class I	170,753,580	5,536,940	–	–		(16,495,691)	159,794,829	8,001,744	4,130,841
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	85,447,699	579,388	–	–		(18,161,878)	67,865,209	3,621,409	–
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	178,800,321	20,842,472	(8,084,103)	18,261,799	(c)	(23,125,951)	166,335,251	8,443,414	483,184
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	180,099,301	21,000,762	(6,145,125)	21,194,471	(d)	(32,192,313)	163,343,101	7,871,956	386,767
Total	$880,986,259	$89,298,385	$(16,915,661)	$61,972,904		$(158,770,124)	$792,895,598	36,149,295	$5,184,038

(a)	Includes $14,125,590 of distributed capital gains.
(b)	Includes $8,577,293 of distributed capital gains.
(c)	Includes $20,359,287 of distributed capital gains.
(d)	Includes $20,613,995 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of January 31, 2022, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc.	18.86%
Lord Abbett Focused Small Cap Value Fund	10.85%
Lord Abbett International Opportunities Fund	20.15%
Lord Abbett Micro-Cap Growth Fund	8.56%
Lord Abbett Small Cap Value Fund	20.98%
Lord Abbett Value Opportunities Fund	20.60%
Total	100.00%

The Ten Largest Holdings and the Holdings by Sector or Credit Rating, as of January 31, 2022 for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Developing Growth Fund

Ten Largest Holdings	% of Investments
Semtech Corp.	2.19%
Calix, Inc.	2.16%
Endava plc	2.14%
Intra-Cellular Therapies, Inc.	2.13%
Diodes, Inc.	2.10%
Inspire Medical Systems, Inc.	1.95%
Livent Corp.	1.88%
Globant SA	1.86%
SiTime Corp.	1.83%
Evoqua Water Technologies Corp.	1.71%

Holdings by Sector*	% of Investments
Communication Services	2.95%
Consumer Discretionary	13.02%
Consumer Staples	2.65%
Diversified	0.27%
Financials	7.11%
Health Care	21.61%
Industrials	12.55%
Information Technology	32.92%
Materials	4.53%
Repurchase Agreements	1.69%
Money Market Funds(a)	0.63%
Time Deposits(a)	0.07%
Total	100.00%

*	A sector may comprise several industries.
(a)	Securities were purchased with the cash collateral from loaned securities.

Investments in Underlying Funds (unaudited)(continued)

Focused Small Cap Value Fund

Ten Largest Holdings	% of Investments
MEG Energy Corp.	3.71%
Silicon Motion Technology Corp.	3.28%
Organon & Co.	3.19%
Eagle Materials, Inc.	3.19%
Customers Bancorp, Inc.	3.18%
TrueBlue, Inc.	3.09%
Valaris Ltd.	3.04%
American Equity Investment Life Holding Co.	3.02%
International Money Express, Inc.	2.96%
Chesapeake Energy Corp.	2.94%

Holdings by Sector*	% of Investments
Communication Services	4.94%
Consumer Discretionary	6.25%
Consumer Staples	3.99%
Energy	9.70%
Financials	31.37%
Health Care	5.63%
Industrials	14.24%
Information Technology	9.43%
Materials	5.17%
Real Estate	6.04%
Repurchase Agreements	1.49%
Money Market Funds(a)	1.57%
Time Deposits(a)	0.18%
Total	100.00%

*	A sector may comprise several industries.
(a)	Securities were purchased with the cash collateral from loaned securities.

International Opportunities Fund

Ten Largest Holdings	% of Investments
ANDRITZ AG	2.03%
Britvic plc	1.98%
Rheinmetall AG	1.66%
Federal Bank Ltd.	1.64%
BAWAG Group AG	1.60%
NS Solutions Corp.	1.51%
WH Smith plc	1.48%
GUD Holdings Ltd.	1.43%
Aozora Bank Ltd.	1.43%
UTI Asset Management Co. Ltd.	1.41%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Communication Services	3.02%
Consumer Discretionary	13.25%
Consumer Staples	4.73%
Financials	13.54%
Health Care	5.47%
Industrials	24.58%
Information Technology	10.02%
Materials	9.29%
Real Estate	9.20%
Exchange Traded Fund	0.67%
Utilities	1.86%
Repurchase Agreements	3.14%
Money Market Funds(a)	1.11%
Time Deposits(a)	0.12%
Total	100.00%

*	A sector may comprise several industries.
(a)	Securities were purchased with the cash collateral from loaned securities.

Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
Calix, Inc.	2.79%
Intra-Cellular Therapies, Inc.	2.63%
Shyft Group, Inc. (The)	2.52%
Impinj, Inc.	2.36%
Rambus, Inc.	2.24%
Piper Sandler Cos.	2.15%
Kforce, Inc.	1.98%
Ooma, Inc.	1.97%
Ichor Holdings Ltd.	1.92%
Atlas Air Worldwide Holdings, Inc.	1.89%

Holdings by Sector*	% of Investments
Communication Services	6.39%
Consumer Discretionary	14.56%
Consumer Staples	2.77%
Financials	7.59%
Health Care	25.88%
Industrials	15.32%
Information Technology	23.68%
Repurchase Agreements	1.80%
Money Market Funds(a)	1.81%
Time Deposits(a)	0.20%
Total	100.00%

*	A sector may comprise several industries.
(a)	Securities were purchased with the cash collateral from loaned securities.

Investments in Underlying Funds (unaudited)(continued)

Small Cap Value Fund

Ten Largest Holdings	% of Investments
MEG Energy Corp.	3.11%
Customers Bancorp, Inc.	2.94%
Bancorp, Inc. (The)	2.59%
PacWest Bancorp	2.27%
First BanCorp	2.27%
Chesapeake Energy Corp.	2.20%
Valvoline, Inc.	2.13%
Crane Co.	2.09%
Silicon Motion Technology Corp.	2.06%
International Money Express, Inc.	2.05%

Holdings by Sector*	% of Investments
Communication Services	4.74%
Consumer Discretionary	6.71%
Consumer Staples	5.48%
Energy	8.18%
Financials	25.21%
Health Care	5.79%
Industrials	15.93%
Information Technology	11.78%
Materials	6.41%
Real Estate	7.25%
Utilities	1.77%
Repurchase Agreements	0.75%
Total	100.00%

*	A sector may comprise several industries.

Value Opportunities Fund

Ten Largest Holdings	% of Investments
Devon Energy Corp.	2.27%
Valvoline, Inc.	2.13%
Crane Co.	2.13%
Stewart Information Services Corp.	2.10%
BJ’s Wholesale Club Holdings, Inc.	2.08%
East West Bancorp, Inc.	2.00%
Entegris, Inc.	1.99%
Carlisle Cos., Inc.	1.99%
Signature Bank	1.97%
STERIS plc	1.91%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Communication Services	1.75%
Consumer Discretionary	9.72%
Consumer Staples	3.06%
Energy	3.93%
Financials	15.29%
Health Care	10.95%
Industrials	17.21%
Information Technology	16.71%
Materials	9.95%
Real Estate	7.05%
Utilities	2.56%
Repurchase Agreements	1.82%
Total	100.00%

*	A sector may comprise several industries.

QPHR-SET-1Q
(03/22)